Fair value measurement	12 Months Ended
Dec. 31, 2018
Disclosure Of Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Explanatory

Note 24 Fair value measurement

This Note provides fair value measurement information for both financial and non-financial instruments and is structured as follows:

a) Valuation principles

b) Valuation governance

c) Fair value hierarchy

d) Valuation adjustments

e) Transfers between Level 1 and Level 2

f) Level 3 instruments: valuation techniques and inputs

g) Level 3 instruments: sensitivity to changes in unobservable input assumptions

h) Level 3 instruments: movements during the period

i) Maximum exposure to credit risk for financial instruments measured at fair value

j) Financial instruments not measured at fair value

Adoption of IFRS 9

Adoption of IFRS 9 on 1 January 2018 resulted in the reclassification of certain financial assets and liabilities from amortized cost to fair value through profit or loss. This included:

  brokerage receivables and payables held in the Investment Bank and Global Wealth Management;
  auction rate securities held in Corporate Center; and
  certain loans held in the Investment Bank.

Some of those financial assets and liabilities are designated as Level 3 in the fair value hierarchy. Refer to the tables and text within this Note for more information.

An immaterial amount of financial assets were reclassified from Financial assets at fair value held for trading and Financial assets at fair value not held for trading to Loans and advances to customers upon adoption of IFRS 9. An immaterial amount of associated loan commitments, which were recognized as derivative liabilities as of 31 December 2017, were also derecognized from the balance sheet. No material fair value gains or losses would have been recognized in the income statement in 2018 had these instruments not been reclassified. Similarly, no material fair value gains or losses would have been recognized in Other comprehensive income related to debt instruments that were reclassified from Financial assets available for sale to Other financial assets measured at amortized cost upon adoption of IFRS 9.

  Refer to Note 1c for more information

a) Valuation principles

Fair value is defined as the price that would be received for the sale of an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market (or most advantageous market, in the absence of a principal market) as of the measurement date. In measuring fair value, the Group uses various valuation approaches and applies a hierarchy for prices and inputs that maximizes the use of observable market data, if available.

All financial and non-financial assets and liabilities measured or disclosed at fair value are categorized into one of three fair value hierarchy levels. In certain cases, the inputs used to measure fair value may fall within different levels of the fair value hierarchy. For disclosure purposes, the level in the hierarchy within which the instrument is classified in its entirety is based on the lowest level input that is significant to the position’s fair value measurement:

  Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities;
  Level 2 – valuation techniques for which all significant inputs are, or are based on, observable market data; or
  Level 3 – valuation techniques for which significant inputs are not based on observable market data.

If available, fair values are determined using quoted prices in active markets for identical assets or liabilities. An active market is one in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing data on an ongoing basis. Assets and liabilities that are quoted and traded in an active market are valued at the currently quoted price multiplied by the number of units of the instrument held.

Where the market for a financial instrument or non-financial asset or liability is not active, fair value is established using a valuation technique, including pricing models. Valuation techniques involve the use of estimates, the extent of which depends on the complexity of the instrument and the availability of market-based data. Valuation adjustments may be made to allow for additional factors, including model, liquidity, credit and funding risks, which are not explicitly captured within the valuation technique, but which would nevertheless be considered by market participants when establishing a price. The limitations inherent in a particular valuation technique are considered in the determination of an asset or liability’s classification within the fair value hierarchy.

Many cash instruments and over-the-counter (OTC) derivative contracts have bid and offer prices that can be observed in the marketplace. Bid prices reflect the highest price that a party is willing to pay for an asset. Offer prices represent the lowest price that a party is willing to accept for an asset. In general, long positions are measured at a bid price and short positions at an offer price, reflecting the prices at which the instruments could be transferred under normal market conditions. Offsetting positions in the same financial instrument are marked at the mid-price within the bid-offer spread.

Generally, the unit of account for a financial instrument is the individual instrument, and UBS applies valuation adjustments at an individual instrument level, consistent with that unit of account. However, if certain conditions are met, UBS may estimate the fair value of a portfolio of financial assets and liabilities with substantially similar and offsetting risk exposures on the basis of the net open risks.

For transactions where the valuation technique used to measure fair value requires significant inputs that are not based on observable market data, the financial instrument is initially recognized at the transaction price. This initial recognition amount may differ from the fair value obtained using the valuation technique. Any such difference is deferred and not recognized in the income statement and referred to as deferred day-1 profit or loss.

  Refer to Note 24d for more information

b) Valuation governance

UBS’s fair value measurement and model governance framework includes numerous controls and other procedural safeguards that are intended to maximize the quality of fair value measurements reported in the financial statements. New products and valuation techniques must be reviewed and approved by key stakeholders from risk and finance control functions. Responsibility for the ongoing measurement of financial and non-financial instruments at fair value resides with the business divisions. In carrying out their valuation responsibilities, the businesses are required to consider the availability and quality of external market data and to provide justification and rationale for their fair value estimates.

Fair value estimates are validated by risk and finance control functions, which are independent of the business divisions. Independent price verification is performed by Finance through benchmarking the business divisions’ fair value estimates with observable market prices and other independent sources. Controls and a governance framework are in place and are intended to ensure the quality of third-party pricing sources where used. For instruments where valuation models are used to determine fair value, independent valuation and model control groups within Finance and Risk Control evaluate UBS’s models on a regular basis, including valuation and model input parameters as well as pricing. As a result of the valuation controls employed, valuation adjustments may be made to the business divisions’ estimates of fair value to align with independent market data and the relevant accounting standard.

  Refer to Note 24d for more information

c) Fair value hierarchy

The table below provides the fair value hierarchy classification of financial and non-financial assets and liabilities measured at fair value. The narrative that follows describes the different product types, valuation techniques used in measuring their fair value, including significant valuation inputs and assumptions used, and the factors determining their classification within the fair value hierarchy.

Determination of fair values from quoted market prices or valuation techniques[1]
	31.12.18				31.12.17
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	88,452	13,956	1,962	104,370	111,780	15,604	2,023	129,407
of which:
Government bills / bonds	9,554	1,607	0	11,161	12,244	941	0	13,186
Corporate and municipal bonds	558	5,559	651	6,768	38	8,180	566	8,785
Loans	0	2,886	680	3,566	0	3,433	513	3,946
Investment fund units	6,074	3,200	442	9,716	7,409	1,886	586	9,881
Asset-backed securities	0	248	144	392	0	199	178	377
Equity instruments	72,266	455	46	72,768	81,324	190	108	81,623
Financial assets for unit-linked investment contracts[2]					10,764	774	71	11,609

Derivative financial instruments	753	124,033	1,424	126,210	470	119,227	1,589	121,285
of which:
Interest rate contracts	0	36,658	418	37,076	1	45,049	138	45,188
Credit derivative contracts	0	1,444	476	1,920	0	2,325	564	2,889
Foreign exchange contracts	311	53,148	30	53,489	212	47,957	194	48,363
Equity / index contracts	3	30,905	496	31,404	16	22,099	693	22,807
Commodity contracts	0	1,768	2	1,769	0	1,772	0	1,772

Brokerage receivables[3]	0	16,840	0	16,840

Financial assets at fair value not held for trading[4]	35,458	42,819	4,413	82,690	23,628	35,373	1,456	60,457
of which:
Government bills / bonds	17,687	4,806	0	22,493	22,632	4,000	0	26,633
Corporate and municipal bonds	781	16,455	0	17,236	785	21,237	0	22,022
Financial assets for unit-linked investment contracts[2]	16,694	4,751	0	21,446
Loans	0	6,380	1,752	8,132	0	9,627	778	10,405
Securities financing transactions[5]	0	9,899	39	9,937	0	121	177	298
Auction rate securities[3]	0	0	1,664	1,664
Investment fund units	173	428	109	710	210	387	0	597
Equity instruments[6]	123	62	517	702
Other	0	38	331	369	0	0	501	501

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income[4]	2,319	4,347	0	6,667	3,078	5,291	521	8,889
of which:
Government bills / bonds	2,171	69	0	2,239	2,804	136	0	2,940
Corporate and municipal bonds	149	348	0	497	124	1,087	9	1,220
Asset-backed securities	0	3,931	0	3,931	0	3,980	0	3,980
Other[6]	0	0	0	0	150	88	512	749

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	4,298	0	0	4,298	4,681	0	0	4,681

Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets[7]	0	82	0	82	0	55	43	98
Total assets measured at fair value	131,280	202,077	7,800	341,156	143,636	175,550	5,631	324,818

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	31.12.18				31.12.17
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	24,406	4,468	69	28,943	26,710	4,421	120	31,251
of which:
Government bills / bonds	2,423	416	0	2,839	5,286	263	0	5,549
Corporate and municipal bonds	126	3,377	27	3,530	51	3,542	36	3,629
Investment fund units	551	137	0	689	555	269	16	841
Equity instruments	21,306	537	42	21,886	20,817	345	68	21,230

Derivative financial instruments	580	122,933	2,210	125,723	409	115,849	2,879	119,137
of which:
Interest rate contracts	7	32,511	226	32,743	5	39,184	191	39,380
Credit derivative contracts	0	2,203	519	2,722	0	3,278	617	3,895
Foreign exchange contracts	322	52,964	86	53,372	218	46,318	125	46,662
Equity / index contracts	1	33,669	1,371	35,041	43	25,445	1,945	27,433
Commodity contracts	0	1,487	0	1,487	0	1,601	1	1,602

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value[3]	0	38,420	0	38,420

Debt issued designated at fair value	0	46,074	10,957	57,031	0	39,616	11,166	50,782

Other financial liabilities designated at fair value	0	32,569	1,025	33,594	0	14,651	1,991	16,643
of which:
Amounts due under unit-linked investment contracts	0	21,679	0	21,679	0	11,821	0	11,821
Securities financing transactions[5]	0	9,461	0	9,461	0	382	4	385
Over-the-counter debt instruments	0	1,427	1,023	2,450	0	2,447	1,980	4,427

Non-financial liabilities measured at fair value on a non-recurring basis
Other non-financial liabilities	0	0	0	0	0	1	0	1
Total liabilities measured at fair value	24,986	244,465	14,260	283,711	27,119	174,538	16,157	217,813
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 3 Comparative-period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 As of 31 December 2018, USD 23 billion of Financial assets at fair value not held for trading and USD 6 billion of Financial assets measured at fair value through other comprehensive income are expected to be recovered or settled after 12 months. As of 31 December 2017, USD 24 billion of Financial assets at fair value not held for trading and USD 7 billion of Financial assets measured at fair value through other comprehensive income were expected to be recovered or settled after 12 months. 5 The increases in Securities financing transactions primarily relate to the reclassification of certain balances from amortized cost to fair value through profit or loss upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 6 Upon adoption of IFRS 9 on 1 January 2018, equity instruments that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 1c for more information. 7 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Valuation techniques

Valuation techniques are used to value positions for which a market price is not available from market sources. This includes certain less liquid debt and equity instruments, certain exchange-traded derivatives and all derivatives transacted in the OTC market. UBS uses widely recognized valuation techniques for determining the fair value of financial and non-financial instruments that are not actively traded and quoted. The most frequently applied valuation techniques include discounted value of expected cash flows, relative value and option pricing methodologies.

Discounted value of expected cash flows is a valuation technique that measures fair value using estimated expected future cash flows from assets or liabilities and then discounts these cash flows using a discount rate or discount margin that reflects the credit and / or funding spreads required by the market for instruments with similar risk and liquidity profiles to produce a present value. When using such valuation techniques, expected future cash flows are estimated using an observed or implied market price for the future cash flows or by using industry standard cash flow projection models. The discount factors within the calculation are generated using industry standard yield curve modeling techniques and models.

Relative value models measure fair value based on the market prices of equivalent or comparable assets or liabilities, making adjustments for differences between the characteristics of the observed instrument and the instrument being valued.

Option pricing models incorporate assumptions regarding the behavior of future price movements of an underlying referenced asset or assets to generate a probability-weighted future expected payoff for the option. The resulting probability-weighted expected payoff is then discounted using discount factors generated from industry standard yield curve modeling techniques and models. The option pricing model may be implemented using a closed-form analytical formula or other mathematical techniques (e.g., binomial tree or Monte Carlo simulation).

Where available, valuation techniques use market-observable assumptions and inputs. If such data is not available, inputs may be derived by reference to similar assets in active markets, from recent prices for comparable transactions or from other observable market data. In such cases, the inputs selected are based on historical experience and practice for similar or analogous instruments, derivation of input levels based on similar products with observable price levels and knowledge of current market conditions and valuation approaches.

For more complex instruments and instruments not traded in an active market, fair values may be estimated using a combination of observed transaction prices, consensus pricing services and relevant quotes. Consideration is given to the nature of the quotes (e.g., indicative or firm) and the relationship of recently evidenced market activity to the prices provided by consensus pricing services. UBS also uses internally developedmodels, which are typically based on valuation methods and techniques recognized as standard within the industry.

Assumptions and inputs used in valuation techniques include benchmark interest rate curves, credit and funding spreads used in estimating discount rates, bond and equity prices, equity index prices, foreign exchange rates, levels of market volatility and correlation. Refer to Note 24f for more information. The discount curves used by the Group incorporate the funding and credit characteristics of the instruments to which they are applied.

Financial instruments excluding derivatives: product description, valuation and classification in the fair value hierarchy

Government bills and bonds

Product description: government bills and bonds include fixed-rate, floating-rate and inflation-linked bills and bonds issued by sovereign governments.

Valuation: these instruments are generally valued using prices obtained directly from the market. Instruments that cannot be priced directly using active-market data are valued using discounted cash flow valuation techniques that incorporate market data for similar government instruments.

Fair value hierarchy: government bills and bonds are generally traded in active markets with prices that can be obtained directly from these markets, resulting in classification as Level 1, while the remaining positions are classified as Level 2.

Corporate and municipal bonds

Product description: corporate bonds include senior, junior and subordinated debt issued by corporate entities. Municipal bonds are issued by state and local governments. While most instruments are standard fixed- or floating-rate securities, some may have more complex coupon or embedded option features.

Valuation: corporate and municipal bonds are generally valued using prices obtained directly from the market for the security, or similar securities, adjusted for seniority, maturity and liquidity. When prices are not available, instruments are valued using discounted cash flow valuation techniques incorporating the credit spread of the issuer or similar issuers. For convertible bonds where no directly comparable price is available, issuances may be priced using a convertible bond model.

Fair value hierarchy: corporate and municipal bonds are generally classified as Level 1 or Level 2 depending on the depth of trading activity behind price sources. Level 3 instruments have no suitable pricing information available and also cannot be referenced to other securities issued by the same issuer. Therefore, such instruments are measured based on price levels for similar issuers adjusted for relative tenor and issuer quality.

Traded loans and loans designated at fair value

Product description: these instruments include fixed-rate loans, corporate loans, recently originated commercial real estate loans and contingent lending transactions.

Valuation: loans are valued directly using market prices that reflect recent transactions or quoted dealer prices, where available. Where no market price data is available, loans are valued by relative value benchmarking using pricing derived from debt instruments in comparable entities or different products in the same entity, or by using a credit default swap valuation technique, which requires inputs for credit spreads, credit recovery rates and interest rates. Recently originated commercial real estate loans are measured using a securitization approach based on rating agency guidelines. The valuation of the contingent lending transactions is dependent on actuarial mortality levels and actuarial life insurance policy lapse rates. Mortality and lapse rate assumptions are based on external actuarial estimations for large homogeneous pools, and contingencies are derived from a range relative to the actuarially expected amount.

Fair value hierarchy: instruments with suitably deep and liquid pricing information are classified as Level 2, while any positions requiring the use of valuation techniques, or for which the price sources have insufficient trading depth, are classified as Level 3.

Investment fund units

Product description: investment fund units are pools of assets, generally equity instruments and bonds, broken down to redeemable units.

Valuation: investment fund units are predominantly exchange-traded, with readily available quoted prices in liquid markets. Where market prices are not available, fair value may be measured using net asset values (NAV), taking into account any restrictions imposed upon redemption.

Fair value hierarchy: listed units are classified as Level 1, provided there is sufficient trading activity to justify active-market classification, while other positions are classified as Level 2. Positions for which NAV are not available or that are not redeemable at the measurement date or shortly thereafter are classified as Level 3.

Asset-backed securities

Product description: asset-backed securities (ABS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations (CDO) and other ABS and are instruments generally issued through the process of securitization of underlying interest-bearing assets.

Valuation: for liquid securities, the valuation process will use trade and price data, updated for movements in market levels between the time of trading and the time of valuation. Less liquid instruments are measured using discounted expected cash flows incorporating price data for instruments or indices with similar risk profiles. Inputs to discounted expected cash flow techniques include asset prepayment rates, discount margin or discount yields and asset default and recovery rates.

Fair value hierarchy: CDO, RMBS, CMBS and other ABS are generally classified as Level 2. However, if significant inputs are unobservable, or if market or fundamental data is not available, they are classified as Level 3.

Auction rate securities

Product description: there are two types of auction rate securities (ARS): auction preferred securities (APS) and auction rate certificates (ARC). ARC are issued by municipalities and are used by investors as tax-exempt alternatives to money market instruments. Interest rates for these instruments are reset through a periodic Dutch auction. APS are similar to ARC with the primary difference being that they are issued from closed-end funds.

Valuation: ARS are valued using market prices that reflect recent transactions after applying an adjustment for trade size or quoted dealer prices, where available.

Fair value hierarchy: suitably deep and liquid pricing information is generally not available for ARS securities. As a result, these securities are classified as Level 3.

Equity instruments

Product description: equity instruments include stocks and shares, private equity positions and units held in hedge funds.

Valuation: listed equity instruments are generally valued using prices obtained directly from the market. Unlisted equity holdings, including private equity positions, are initially marked at their transaction price and are revalued when reliable evidence of price movement becomes available or when the position is deemed to be impaired. Fair value for units held in hedge funds is measured based on their published NAV, taking into account any restrictions imposed upon redemption.

Fair value hierarchy: the majority of equity securities are actively traded on public stock exchanges where quoted prices are readily and regularly available, resulting in Level 1 classification. Units held in hedge funds are classified as Level 2, except for positions for which published NAV are not available or that are not redeemable at the measurement date or shortly thereafter, in which case such positions are classified as Level 3.

Financial assets for unit-linked investment contracts

Product description: unit-linked investment contracts allow investors to invest in a pool of assets through issued investment units.

Valuation: the majority of assets are listed on exchanges and fair values are determined using quoted prices.

Fair value hierarchy: most assets are classified as Level 1 if actively traded, or Level 2 if trading is not active. However, instruments for which prices are not readily available are classified as Level 3.

Securities financing transactions

Product description: securities financing transactions include (reverse) repurchase agreements (securities purchased under resale agreements and securities sold under repurchase agreements) that are managed on a fair value basis.

Valuation: These instruments are valued using discounted expected cash flow techniques. The discount rate applied is based on funding curves that are relevant to the collateral eligibility terms for the contract in question.

Fair value hierarchy: Collateral funding curves for these instruments are generally observable and, as a result, these positions are classified as Level 2. Where the collateral terms are non-standard the funding curve may be considered unobservable and classified Level 3.

Brokerage receivables and payables

Product description: brokerage receivables and payables include callable, on-demand balances, including long cash credits, short cash debits, margin debit balances and short sale proceeds.

Valuation: fair value is determined based on the value of the underlying balances.

Fair value hierarchy: due to their on-demand nature, these receivables and payables are designated as Level 2.

Financial liabilities designated at fair value

Product description: debt instruments, primarily comprised of equity-, rates- and credit-linked issued notes, which are held at fair value under the fair value option. These instruments are tailored specifically to the holder’s risk or investment appetite with structured coupons or payoffs.

Valuation: the risk management and the valuation approaches for these instruments are closely aligned with the equivalent derivatives business and the underlying risk, and the valuation techniques used for this component are the same as the relevant valuation techniques described below. For example, equity-linked notes should be referenced to equity / index contracts and credit-linked notes should be referenced to credit derivative contacts.

Fair value hierarchy: observability is closely aligned with the equivalent derivatives business and the underlying risk.

  Refer to Notes 19 and 22 for information on debt issued designated at fair value and other financial liabilities designated at fair value
  Refer to Note 24d for more information on own credit adjustments related to financial liabilities designated at fair value

Amounts due under unit-linked investment contracts

Product description: the financial liability represents the amounts due to unit holders.

Valuation: the fair values of investment contract liabilities are determined by reference to the fair value of the corresponding assets.

Fair value hierarchy: the liabilities themselves are not actively traded, but are mainly referenced to instruments that are actively traded and are therefore classified as Level 2.

Derivative instruments: product description, valuation and classification in the fair value hierarchy

The curves used for discounting expected cash flows in the valuation of collateralized derivatives reflect the funding terms associated with the relevant collateral arrangement for the instrument being valued. These collateral arrangements differ across counterparties with respect to the eligible currency and interest terms of the collateral. The majority of collateralized derivatives are measured using a discount curve that is based on funding rates derived from overnight interest in the cheapest eligible currency for the respective counterparty collateral agreement.

Uncollateralized and partially collateralized derivatives are discounted using the LIBOR (or equivalent) curve for the currency of the instrument. As described in Note 24d, the fair value of uncollateralized and partially collateralized derivatives is then adjusted by CVA, DVA and FVA as applicable, to reflect an estimation of the effect of counterparty credit risk, UBS’s own credit risk and funding costs and benefits.

Interest rate contracts

Product description: interest rate swap contracts include interest rate swaps, basis swaps, cross-currency swaps, inflation swaps and interest rate forwards, often referred to as forward rate agreements (FRA). Interest rate option contracts include caps and floors, swaptions, swaps with complex payoff profiles and other more complex interest rate options.

Valuation: interest rate swap contracts are valued by estimating future interest cash flows and discounting those cash flows using a rate that reflects the appropriate funding rate for the position being measured. The yield curves used to estimate future index levels and discount rates are generated using market standard yield curve models using interest rates associated with current market activity. The key inputs to the models are interest rate swap rates, FRA rates, short-term interest rate futures prices, basis swap spreads and inflation swap rates. Interest rate option contracts are valued using various market standard option models, using inputs that include interest rate yield curves, inflation curves, volatilities and correlations. The volatility and correlation inputs within the models are implied from market data based on market-observed prices for standard option instruments trading within the market. Option models used to value more exotic products have a number of model parameter inputs that require calibration to enable the exotic model to price standard option instruments to the price levels observed in the market. When the maturity of the interest rate swap or option contract exceeds the term for which standard market quotes are observable for a significant input parameter, the contracts are valued by extrapolation from the last observable point using standard assumptions or by reference to another observable comparable input parameter to represent a suitable proxy for that portion of the term.

Fair value hierarchy: the majority of interest rate swaps are classified as Level 2 as the standard market contracts that form the inputs for yield curve models are generally traded in active and observable markets. Options are generally treated as Level 2 as the calibration process enables the model output to be validated to active-market levels. Models calibrated in this way are then used to revalue the portfolio of both standard options and more exotic products. In most cases, there are active and observable markets for the standard market instruments that form the inputs for yield curve models as well as the financial instruments from which volatility and correlation inputs are derived. Exotic options for which appropriate volatility or correlation input levels cannot be implied from observable market data are classified as Level 3. Interest rate swap or option contracts are classified as Level 3 when the term exceeds standard market-observable quotes.

Credit derivative contracts

Product description: a credit derivative is a financial instrument that transfers credit risk related to a single underlying entity, a portfolio of underlying entities or a pool of securitized referenced assets. Credit derivative products include credit default swaps (CDS) on single names, indices and securitized products, plus first to default swaps and certain total return swaps.

Valuation: credit derivative contracts are valued using industry standard models based primarily on market credit spreads, upfront pricing points and implied recovery rates. Where a derivative credit spread is not directly available, it may be derived from the price of the reference cash bond. Asset-backed credit derivatives are valued using a similar valuation technique to the underlying security with an adjustment to reflect the funding differences between cash and synthetic form. Inputs include prepayment rates, default rates, loss severity, discount margin / rate.

Fair value hierarchy classification: single-entity and portfolio credit derivative contracts are classified as Level 2 when credit spreads and recovery rates are determined from actively traded observable market data. Where the underlying reference name(s) are not actively traded and the correlation cannot be directly mapped to actively traded tranche instruments, these contracts are classified as Level 3. Asset-backed credit derivatives follow the characteristics of the underlying security and are therefore distributed across Level 2 and Level 3.

Foreign exchange contracts

Product description: this includes open spot and forward foreign exchange (FX) contracts and OTC FX option contracts. OTC FX option contracts include standard call and put options, options with multiple exercise dates, path-dependent options, options with averaging features, options with discontinuous payoff characteristics, options on a number of underlying FX rates and multi-dimensional FX option contracts, which have a dependency on multiple FX pairs.

Valuation: open spot FX contracts are valued using the FX spot rate observed in the market. Forward FX contracts are valued using the FX spot rate adjusted for forward pricing points observed from standard market-based sources. OTC FX option contracts are valued using market standard option valuation models. The models used for shorter-dated options (i.e., maturities of five years or less) tend to be different than those used for longer-dated options because the models needed for longer-dated OTC FX contracts require additional consideration of interest rate and FX rate interdependency. Inputs to the option valuation models include spot FX rates, FX forward points, FX volatilities, interest rate yield curves, interest rate volatilities and correlations. The inputs for volatility and correlation are implied through the calibration of observed prices for standard option contracts trading within the market. The valuation for multi-dimensional FX options uses a multi-local volatility model, which is calibrated to the observed FX volatilities for all relevant FX pairs.

Fair value hierarchy: the markets for both FX spot and FX forward pricing points are both actively traded and observable and therefore such FX contracts are generally classified as Level 2. A significant proportion of OTC FX option contracts are classified as Level 2 as inputs are derived mostly from standard market contracts traded in active and observable markets. OTC FX option contracts classified as Level 3 include multi-dimensional FX options and long-dated FX exotic option contracts where there is no active market from which to derive volatility or correlation inputs.

Equity / index contracts

Product description: equity / index contracts are equity forward contracts and equity option contracts. Equity option contracts include market standard single or basket stock or index call and put options as well as equity option contracts with more complex features.

Valuation: equity forward contracts have a single stock or index underlying and are valued using market standard models. The key inputs to the models are stock prices, estimated dividend rates and equity funding rates (which are implied from prices of forward contracts observed in the market). Estimated cash flows are then discounted using market standard discounted cash flow models using a rate that reflects the appropriate funding rate for that portion of the portfolio. When no market data is available for the instrument maturity, they are valued by extrapolation of available data, use of historical dividend data, or use of data for a related equity. Equity option contracts are valued using market standard models that estimate the equity forward level as described for equity forward contracts and incorporate inputs for stock volatility and for correlation between stocks within a basket. The probability-weighted expected option payoff generated is then discounted using market standard discounted cash flow models applying a rate that reflects the appropriate funding rate for that portion of the portfolio. When volatility, forward or correlation inputs are not available, they are valued using extrapolation of available data, historical dividend, correlation or volatility data, or the equivalent data for a related equity.

Fair value hierarchy: as inputs are derived mostly from standard market contracts traded in active and observable markets, a significant proportion of equity forward contracts are classified as Level 2. Equity option positions for which inputs are derived from standard market contracts traded in active and observable markets are also classified as Level 2. Level 3 positions are those for which volatility, forward or correlation inputs are not observable.

Commodity contracts

Product description: commodity derivative contracts include forward, swap and option contracts on individual commodities and on commodity indices.

Valuation: commodity forward and swap contracts are measured using market standard models that use market forward levels on standard instruments. Commodity option contracts are measured using market standard option models that estimate the commodity forward level as described for commodity forward and swap contracts, incorporating inputs for the volatility of the underlying index or commodity. For commodity options on baskets of commodities or bespoke commodity indices, the valuation technique also incorporates inputs for the correlation between different commodities or commodity indices.

Fair value hierarchy: individual commodity contracts are typically classified as Level 2 because active forward and volatility market data is available.

  Refer to Note 11 for more information on derivative instruments

d) Valuation adjustments

The output of a valuation technique is always an estimate of a fair value that cannot be measured with complete certainty. As a result, valuations are adjusted, where appropriate and when such factors would be considered by market participants in estimating fair value, to reflect close-out costs, credit exposure, model-driven valuation uncertainty, funding costs and benefits, trading restrictions and other factors. Valuation adjustments are an important component of fair value for assets and liabilities that are measured using valuation techniques. Such adjustments are applied to reflect uncertainties within the fair value measurement process, to adjust for an identified model simplification or to incorporate an aspect of fair value that requires an overall portfolio assessment rather than an evaluation based on an individual instrument level characteristic.

Deferred day-1 profit or loss reserves

For new transactions where the valuation technique used to measure fair value requires significant inputs that are not based on observable market data, the financial instrument is initially recognized at the transaction price. The transaction price may differ from the fair value obtained using a valuation technique, where any such difference is deferred and not initially recognized in the income statement. These day-1 profit or loss reserves are reflected, where appropriate, as valuation adjustments.

Deferred day-1 profit or loss related to financial instruments other than financial assets measured at fair value through other comprehensive income is released into Other net income from fair value changes on financial instruments when pricing of equivalent products or the underlying parameters become observable or when the transaction is closed out.

Deferred day-1 profit or loss related to financial assets measured at fair value through other comprehensive income is released into Other comprehensive income when pricing of equivalent products or the underlying parameters become observable and is released into Other income when the assets are sold.

In the second quarter of 2018, a day-1 profit or loss reserve release of USD 196 million was recognized in the income statement related to long-dated UBS-issued structured notes, which are reported within Debt issued designated at fair value on the balance sheet. The day-1 profit or loss reserve release was driven by increased observability of the own credit adjustment (OCA) curve used to value these positions following the issuance of a 30-year senior unsecured bond in the second quarter of 2018.

The table on the next page summarizes the changes in deferred day-1 profit or loss reserves during the respective period.

Deferred day-1 profit or loss reserves
USD million	2018	2017	2016
Reserve balance at the beginning of the year	338	365	420
Profit / (loss) deferred on new transactions	341	247	257
(Profit) / loss recognized in the income statement	(417)	(279)	(293)
(Profit) / loss recognized in other comprehensive income			(23)
Foreign currency translation	(6)	6	4
Reserve balance at the end of the year	255	338	365

Own credit

In addition to considering the valuation of the derivative risk component, the valuation of financial liabilities designated at fair value also requires consideration of the funded component and specifically the own credit component of fair value. Own credit risk is reflected in the valuation of UBS’s fair value option liabilities where this component is considered relevant for valuation purposes by UBS’s counterparties and other market participants. However, own credit risk is not reflected in the valuation of UBS’s liabilities that are fully collateralized or for other obligations for which it is established market practice not to include an own credit component.

Changes in the fair value of financial liabilities designated at fair value through profit or loss related to own credit are recognized in Other comprehensive income directly within Retained earnings. As the Group does not hedge changes in own credit arising on financial liabilities designated at fair value, presenting own credit within Other comprehensive income does not create or increase an accounting mismatch in the income statement. The unrealized and any realized own credit recognized in Other comprehensive income will not be reclassified to the income statement in future periods.

Own credit is estimated using an OCA curve, which incorporates observable market data, including market-observed secondary prices for UBS senior debt, UBS credit default swap (CDS) spreads and senior debt curves of peers. The table below summarizes the effects of own credit adjustments related to financial liabilities designated at fair value. The change in unrealized own credit consists of changes in fair value that are attributable to the change in UBS’s credit spreads, as well as the effect of changes in fair values attributable to factors other than credit spreads, such as redemptions, effects from time decay and changes in interest and other market rates. Realized own credit is recognized when an instrument with an associated unrealized own credit adjustment is repurchased prior to the contractual maturity date. Life-to-date amounts reflect the cumulative unrealized change since initial recognition.

In June 2018, UBS AG issued a 30-year senior unsecured bond as part of its ongoing funding requirements. The market-observable secondary prices for this bond have been incorporated into the OCA curve construction, resulting in a widening of the curve at the long end. An own credit gain of USD 253 million was recognized in Other comprehensive income in the second quarter of 2018, mainly reflecting this OCA curve change.

  Refer to Note 19 for more information on debt issued designated at fair value

Own credit adjustments on financial liabilities designated at fair value
	For the year ended
	Included inOther comprehensive income
USD million	31.12.18	31.12.17	31.12.16
Recognized during the year:
Realized gain / (loss)	(3)	22	18
Unrealized gain / (loss)	519	(337)	(152)
Total gain / (loss), before tax	517	(315)	(134)

	As of
USD million	31.12.18	31.12.17	31.12.16
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	320	(200)	139

Credit valuation adjustments

In order to measure the fair value of OTC derivative instruments, including funded derivative instruments that are classified as Financial assets at fair value not held for trading, credit valuation adjustments (CVA) are necessary to reflect the credit risk of the counterparty inherent in these instruments. This amount represents the estimated fair value of protection required to hedge the counterparty credit risk of such instruments. A CVA is determined for each counterparty, considering all exposures to that counterparty, and is dependent on the expected future value of exposures, default probabilities and recovery rates, applicable collateral or netting arrangements, break clauses and other contractual factors.

Funding valuation adjustments

Funding valuation adjustments (FVA) reflect the costs and benefits of funding associated with uncollateralized and partially collateralized derivative receivables and payables and are calculated as the valuation effect from moving the discounting of the uncollateralized derivative cash flows from LIBOR to OCA using the CVA framework.

An FVA is also applied to collateralized derivative assets in cases where the collateral cannot be sold or repledged.

Debit valuation adjustments

A debit valuation adjustment (DVA) is estimated to incorporate own credit in the valuation of derivatives, effectively consistent with the CVA framework. A DVA is determined for each counterparty, considering all exposures with that counterparty and taking into account collateral netting agreements, expected future mark-to-market movements and UBS’s credit default spreads.

Other valuation adjustments

Instruments that are measured as part of a portfolio of combined long and short positions are valued at mid-market levels to ensure consistent valuation of the long- and short-component risks. A liquidity valuation adjustment is then made to the overall net long or short exposure to move the fair value to bid or offer as appropriate, reflecting current levels of market liquidity. The bid-offer spreads used in the calculation of this valuation adjustment are obtained from market transactions and other relevant sources and are updated periodically.

Uncertainties associated with the use of model-based valuations are incorporated into the measurement of fair value through the use of model reserves. These reserves reflect the amounts that the Group estimates should be deducted from valuations produced directly by models to incorporate uncertainties in the relevant modeling assumptions, in the model and market inputs used, or in the calibration of the model output to adjust for known model deficiencies. In arriving at these estimates, the Group considers a range of market practices, including how it believes market participants would assess these uncertainties. Model reserves are reassessed periodically in light of data from market transactions, consensus pricing services and other relevant sources.

In the second quarter of 2018, a USD 65 million expense was recognized in the income statement reflecting the model valuation adjustment recorded to capture the spread between OCA and LIBOR volatility affecting the valuation of certain structured note issuances.

Valuation adjustments on financial instruments
	As of
Life-to-date gain / (loss), USD million	31.12.18	31.12.17
Credit valuation adjustments[1]	(90)	(116)
Funding valuation adjustments	(85)	(51)
Debit valuation adjustments	1	2
Other valuation adjustments	(716)	(733)
of which: liquidity	(388)	(477)
of which: model uncertainty	(327)	(256)
1 Amounts do not include reserves against defaulted counterparties.

e) Transfers between Level 1 and Level 2

The amounts provided below reflect transfers between Level 1 and Level 2 for instruments that were held for the entire reporting period.

Assets totaling approximately USD 0.6 billion, which were mainly comprised of financial assets held for trading, predominantly investment fund units as well as corporate and municipal bonds, were transferred from Level 2 to Level 1 during 2018, generally resulting from increased levels of trading activity observed within the market. Transfers of financial liabilities from Level 2 to Level 1 during 2018 were not significant.

Assets totaling approximately USD 0.7 billion, which were mainly comprised of financial assets held for trading, predominantly investment fund units and equity instruments, were transferred from Level 1 to Level 2 during 2018, generally resulting from diminished levels of trading activity observed within the market. Transfers of financial liabilities from Level 1 to Level 2 during 2018 were not significant.

f) Level 3 instruments: valuation techniques and inputs

The table below presents material Level 3 assets and liabilities together with the valuation techniques used to measure fair value, the significant inputs used in a given valuation technique that are considered unobservable and a range of values for those unobservable inputs. Several inputs disclosed in prior periods are not disclosed in the table below because they are not considered significant to the respective valuation technique as of 31 December 2018.

The range of values represents the highest- and lowest-level input used in the valuation techniques. Therefore, the range does not reflect the level of uncertainty regarding a particular input, but rather the different underlying characteristics of the relevant assets and liabilities. The ranges will therefore vary from period to period and parameter to parameter based on characteristics of the instruments held at each balance sheet date. Further, the ranges of unobservable inputs may differ across other financial institutions, reflecting the diversity of the products in each firm’s inventory.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.18			31.12.17
USD billion	31.12.18	31.12.17	31.12.18	31.12.17			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading[3]
Corporate and municipal bonds	0.7	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	134	89	0	133	92	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.7	1.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	100	99	50	102	98	points
					Discounted expected cash flows	Credit spread	301	513		23	124		basis points
					Market comparable and securitization model	Discount margin	1	14	2	0	14	2%
Auction rate securities[4]	1.7		0.0		Relative value to market comparable	Bond price equivalent	79	99	89				points
Investment fund units[5]	0.6	0.7	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[5]	0.6	0.5	0.0	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[6]			11.0	11.2
Other financial liabilities designated at fair value[6]			1.0	2.0
Derivative financial instruments
Interest rate contracts	0.4	0.1	0.2	0.2	Option model	Volatility of interest rates[7]	50	81		28	70		basis points
Credit derivative contracts	0.5	0.6	0.5	0.6	Discounted expected cash flows	Credit spreads	4	545		6	550		basis points
						Bond price equivalent	3	99		2	102		points
Equity / index contracts	0.5	0.7	1.4	1.9	Option model	Equity dividend yields	0	12		0	13%
						Volatility of equity stocks, equity and other indices	4	93		0	172%
						Equity-to-FX correlation	(39)	67		(39)	70%
						Equity-to-equity correlation	(50)	97		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 Comparative-period information includes equity instruments that were formerly classified as available for sale under IAS 39 and have been reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 Comparative-period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9. Refer to Note 1c for more information. 5 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 6 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table. 7 Effective in 2018, the range of inputs reported for this significant unobservable input is based on normal volatility and the unit has been updated to basis points. Log-normal volatility with the unit as points was reported previously. Prior-period information has been restated to reflect this change in presentation.

Significant unobservable inputs in Level 3 positions

This section discusses the significant unobservable inputs used in the valuation of Level 3 instruments and assesses the potential effect that a change in each unobservable input in isolation may have on a fair value measurement, including information to facilitate an understanding of factors that give rise to the input ranges shown. Relationships between observable and unobservable inputs have not been included in the summary below.

Bond price equivalent

Where market prices are not available for a bond, fair value is measured by comparison with observable pricing data from similar instruments. Factors considered when selecting comparable instruments include credit quality, maturity and industry of the issuer. Fair value may be measured either by a direct price comparison or by conversion of an instrument price into a yield (either as an outright yield or as a spread to LIBOR). Bond prices are expressed as points of the nominal, where 100 represents a fair value equal to the nominal value (i.e., par).

For corporate and municipal bonds, the range represents the range of prices from reference issuances used in determining fair value. Bonds priced at 0 are distressed to the point that no recovery is expected, while prices significantly in excess of 100 or par relate to inflation-linked or structured issuances that pay a coupon in excess of the market benchmark as of the measurement date.

For credit derivatives, the bond price range represents the range of prices used for reference instruments that are typically converted to an equivalent yield or credit spread as part of the valuation process.

Loan price equivalent

Where market prices are not available for a traded loan, fair value is measured by comparison with observable pricing data for similar instruments. Factors considered when selecting comparable instruments include industry segment, collateral quality, maturity and issuer-specific covenants. Fair value may be measured either by a direct price comparison or by conversion of an instrument price into a yield. The range represents the range of prices derived from reference issuances of a similar credit quality used in measuring fair value for loans classified as Level 3. Loans priced at 0 are distressed to the point that no recovery is expected, while a current price of 100 represents a loan that is expected to be repaid in full.

Credit spread

Valuation models for many credit derivatives require an input for the credit spread, which is a reflection of the credit quality of the associated referenced underlying. The credit spread of a particular security is quoted in relation to the yield on a benchmark security or reference rate, typically either US Treasury or LIBOR, and is generally expressed in terms of basis points. An increase / (decrease) in credit spread will increase / (decrease) the value of credit protection offered by CDS and other credit derivative products. The income statement effect from such changes depends on the nature and direction of the positions held. Credit spreads may be negative where the asset is more creditworthy than the benchmark against which the spread is calculated. A wider credit spread represents decreasing creditworthiness. The range represents a diverse set of underlyings, with the lower end of the range representing credits of the highest quality (e.g., approximating the risk of LIBOR) and the upper end of the range representing greater levels of credit risk.

Discount margin (DM)

The DM spread represents the discount rates used to present value cash flows of an asset to reflect the market return required for uncertainty in the estimated cash flows. DM spreads are a rate or rates applied on top of a floating index (e.g., LIBOR) to discount expected cash flows. Generally, a decrease / (increase) in the DM in isolation would result in a higher / (lower) fair value.

The high end of the range relates to securities that are priced low within the market relative to the expected cash flow schedule. This indicates that the market is pricing an increased risk of credit loss into the security that is greater than what is being captured by the expected cash flow generation process. The low ends of the ranges are typical of funding rates on better-quality instruments.

Funding spread

Structured financing transactions are valued using synthetic funding curves that best represent the assets that are pledged as collateral for the transactions. They are not representative of where UBS can fund itself on an unsecured basis, but provide an estimate of where UBS can source and deploy secured funding with counterparties for a given type of collateral. The funding spreads are expressed in terms of basis points over or under LIBOR, and if funding spreads widen, this increases the effect of discounting.

A small proportion of structured debt instruments and non-structured fixed-rate bonds within financial liabilities designated at fair value had an exposure to funding spreads that was longer in duration than the actively traded market.

Volatility

Volatility measures the variability of future prices for a particular instrument and is generally expressed as a percentage, where a higher number reflects a more volatile instrument for which future price movements are more likely to occur. The minimum level of volatility is 0% and there is no theoretical maximum. Volatility is a key input into option models, where it is used to derive a probability-based distribution of future prices for the underlying instrument. The effect of volatility on individual positions within the portfolio is driven primarily by whether the option contract is a long or short position. In most cases, the fair value of an option increases as a result of an increase in volatility and is reduced by a decrease in volatility. Generally, volatility used in the measurement of fair value is derived from active-market option prices (referred to as implied volatility). A key feature of implied volatility is the volatility “smile” or “skew,” which represents the effect of pricing options of different option strikes at different implied volatility levels.

The volatility of interest rates reflects the range of unobservable volatilities across different currencies and related underlying interest rate levels. Volatilities of low interest rates tend to be much higher than volatilities of high interest rates. In addition, different currencies may have significantly different implied volatilities. The volatility of equity stocks, equity and other indices reflects the range of underlying stock volatilities.

Correlation

Correlation measures the interrelationship between the movements of two variables. It is expressed as a percentage between –100% and +100%, where +100% represents perfectly correlated variables (meaning a movement of one variable is associated with a movement of the other variable in the same direction) and –100% implies the variables are inversely correlated (meaning a movement of one variable is associated with a movement of the other variable in the opposite direction). The effect of correlation on the measurement of fair value depends on the specific terms of the instruments being valued, reflecting the range of different payoff features within such instruments.

Equity-to-FX correlation is important for equity options based on a currency different than the currency of the underlying stock. Equity-to-equity correlation is particularly important for complex options that incorporate, in some manner, different equities in the projected payoff.

Equity dividend yields

The derivation of a forward price for an individual stock or index is important for measuring fair value for forward or swap contracts and for measuring fair value using option pricing models. The relationship between the current stock price and the forward price is based on a combination of expected future dividend levels and payment timings, and, to a lesser extent, the relevant funding rates applicable to the stock in question. Dividend yields are generally expressed as an annualized percentage of the share price with the lowest limit of 0% representing a stock that is not expected to pay any dividend. The dividend yield and timing represents the most significant parameter in determining fair value for instruments that are sensitive to an equity forward price.

g) Level 3 instruments: sensitivity to changes in unobservable input assumptions

The table below summarizes those financial assets and liabilities classified as Level 3 for which a change in one or more of the unobservable inputs to reflect reasonably possible alternative assumptions would change fair value significantly, and the estimated effect thereof.

The table shown presents the favorable and unfavorable effects for each class of financial assets and liabilities for which the potential change in fair value is considered significant. The sensitivity data presented represent an estimation of valuation uncertainty based on reasonably possible alternative values for Level 3 inputs at the balance sheet date and do not represent the estimated effect of stress scenarios. Typically, these financial assets and liabilities are sensitive to a combination of inputs from Levels 1–3. Although well-defined interdependencies may exist between Levels 1–2 and Level 3 parameters (e.g., between interest rates, which are generally Level 1 or Level 2, and prepayments, which are generally Level 3), these have not been incorporated in the table. Further, direct interrelationships between the Level 3 parameters discussed below are not a significant element of the valuation uncertainty.

Sensitivity data are estimated using a number of techniques, including the estimation of price dispersion among different market participants, variation in modeling approaches and reasonably possible changes to assumptions used within the fair value measurement process. The sensitivity ranges are not always symmetrical around the fair values as the inputs used in valuations are not always precisely in the middle of the favorable and unfavorable range.

Sensitivity data are determined at a product or parameter level and then aggregated assuming no diversification benefit. The calculated sensitivity is applied to both the outright position and any related Level 3 hedge. The main interdependencies across different Level 3 products to a single unobservable input parameter have been included in the basis of netting exposures within the calculation. Aggregation without allowing for diversification involves the simple summation of individual results with the total sensitivity, therefore representing the effect of all unobservable inputs that, if moved to a reasonably possible favorable or unfavorable level at the same time, would result in a significant change in the valuation. Diversification would incorporate estimated correlations across different sensitivity results and, as such, would result in an overall sensitivity that would be less than the sum of the individual component sensitivities. The Group believes that, while there are diversification benefits within the portfolios representing these sensitivity numbers, they are not significant to this analysis.

Sensitivity of fair value measurements to changes in unobservable input assumptions
	31.12.18		31.12.17
USD million	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges
Traded loans, loans designated at fair value, loan commitments and guarantees	99	(44)	81	(12)
Securities financing transactions	17	(11)	35	(35)
Auction rate securities[1]	81	(81)
Asset-backed securities	27	(23)	19	(15)
Equity instruments	155	(94)	81	(54)
Interest rate derivative contracts, net	8	(39)	13	(27)
Credit derivative contracts, net	33	(37)	66	(102)
Foreign exchange derivative contracts, net	10	(5)	12	(6)
Equity / index derivative contracts, net	213	(225)	195	(198)
Other	19	(19)	13	(13)
Total	661	(578)	515	(462)
1 Comparative-period information as of 31 December 2017 is not disclosed for financial assets that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information.

h) Level 3 instruments: movements during the period

Significant changes in Level 3 instruments

The table on the following pages presents additional information about Level 3 assets and liabilities measured at fair value on a recurring basis. Level 3 assets and liabilities may be hedged with instruments classified as Level 1 or Level 2 in the fair value hierarchy and, as a result, realized and unrealized gains and losses included in the table may not include the effect of related hedging activity. Furthermore, the realized and unrealized gains and losses presented within the table are not limited solely to those arising from Level 3 inputs, as valuations are generally derived from both observable and unobservable parameters.

Assets and liabilities transferred into or out of Level 3 are presented as if those assets or liabilities had been transferred at the beginning of the year.

Upon adoption of IFRS 9 on 1 January 2018, certain financial assets and liabilities were newly classified at fair value through profit or loss and were designated as Level 3 in the fair value hierarchy. These financial instruments are presented in the table on the following pages, including the associated effect upon adoption. This includes auction rate securities held in Corporate Center and certain loans held in the Investment Bank.

In addition to various financial assets and liabilities being newly classified at fair value through profit or loss, certain equity investments and investment fund units measured at fair value through other comprehensive income were reclassified to Financial assets at fair value not held for trading under the revised IFRS 9 classification and measurement rules, which resulted in an opening balance reclassification between reporting lines in the table on the following pages.

Assets transferred into and out of Level 3 totaled USD 1.4 billion and USD 0.4 billion, respectively. Transfers into Level 3 were primarily comprised of corporate and municipal bonds, reflecting decreased observability of the respective bond price equivalent. Transfers out of Level 3 were primarily comprised of equity / index contracts resulting from increased observability of the respective equity volatility inputs.

Liabilities transferred into and out of Level 3 totaled USD 2.5 billion and USD 4.8 billion, respectively. Transfers into Level 3 were primarily comprised of rates-linked and equity-linked issued debt instruments, reflecting decreased observability of the respective rates volatility and equity volatility inputs. Transfers out of Level 3 were primarily comprised of rates-linked fixed-rate and equity-linked issued debt instruments resulting from changes in the observability of the OCA curve and equity volatility inputs used to determine the fair value of these instruments. In the second quarter of 2018, USD 2.9 billion of UBS-issued structured notes, which are reported within Debt issued designated at fair value on the balance sheet, were transferred from Level 3 to Level 2 in the fair value hierarchy, reflecting increased observability of the OCA curve used to value these notes.

Movements of Level 3 instruments
		Total gains / (losses) included in comprehensive income												Total gains / (losses) included in comprehensive income
USD billion	Balance as of31 December2016	Net gains / (losses) included in income[1]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of31 December2017	Reclassifi-cations and remeasure-ments upon adoption of IFRS 9	Balance as of 1 January 2018	Net gains / (losses) included in income[1]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 31 December2018[2]

Financial assets at fair value held for trading	1.7	(0.1)	0.0	0.7	(3.9)	2.7	0.0	1.0	(0.2)	0.1	2.0	0.4	2.4	(0.2)	(0.2)	2.1	(7.1)	4.2	0.0	0.7	(0.2)	0.0	2.0
of which:
Corporate and municipal bonds	0.6	0.1	0.1	0.5	(0.7)	0.0	0.0	0.1	0.0	0.0	0.6		0.6	0.0	0.0	0.6	(0.9)	0.0	0.0	0.5	0.0	0.0	0.7
Loans	0.7	(0.1)	(0.1)	0.1	(2.8)	2.7	0.0	0.0	(0.1)	0.0	0.5	0.4	0.9	0.1	0.0	0.9	(5.6)	4.2	0.0	0.1	0.0	0.0	0.7
Investment fund units	0.1	(0.1)	0.0	0.0	0.0	0.0	0.0	0.6	0.0	0.0	0.6		0.6	(0.1)	(0.1)	0.2	(0.3)	0.0	0.0	0.1	(0.1)	0.0	0.4
Other	0.3	0.0	0.0	0.2	(0.3)	0.0	0.0	0.2	0.0	0.0	0.4		0.4	(0.1)	(0.1)	0.4	(0.4)	0.0	0.0	0.0	0.0	0.0	0.2

Financial assets at fair value not held for trading	2.0	0.2	0.2	0.0	0.0	0.4	(1.3)	0.1	(0.1)	0.1	1.5	3.0	4.4	0.0	0.0	1.7	(1.9)	0.0	0.0	0.1	(0.1)	0.1	4.4
of which:
Loans	1.2	0.2	0.2	0.0	0.0	0.1	(0.7)	0.0	(0.1)	0.0	0.8	0.6	1.4	(0.2)	(0.2)	1.5	(1.0)	0.0	0.0	0.1	0.0	0.0	1.8
Auction rate securities[3]												1.9	1.9	0.1	0.1	0.0	(0.4)	0.0	0.0	0.0	0.0	0.1	1.7
Equity instruments[4]												0.4	0.4	0.1	0.1	0.2	(0.2)	0.0	0.0	0.0	0.0	0.0	0.5
Other	0.9	(0.1)	(0.1)	0.0	0.0	0.3	(0.6)	0.1	0.0	0.0	0.7	0.1	0.8	0.0	0.0	0.0	(0.4)	0.0	0.0	0.0	(0.1)	0.0	0.5

Financial assets measured at fair value through other comprehensive income	0.5	0.0	0.0	0.0	0.0	0.0	0.0	0.1	0.0	0.0	0.5	(0.5)

Derivative financial instruments – assets	2.5	(0.3)	(0.4)	0.0	0.0	1.0	(1.2)	0.4	(0.9)	0.1	1.6		1.6	0.0	0.0	0.0	0.0	1.0	(1.5)	0.5	(0.1)	0.0	1.4
of which:
Interest rate contracts	0.3	0.0	(0.1)	0.0	0.0	0.0	(0.1)	0.1	(0.1)	0.0	0.1		0.1	0.1	0.1	0.0	0.0	0.0	(0.1)	0.3	0.0	0.0	0.4
Credit derivative contracts	1.3	(0.2)	(0.2)	0.0	0.0	0.0	(0.3)	0.0	(0.4)	0.1	0.6		0.6	0.0	0.0	0.0	0.0	0.3	(0.4)	0.0	0.0	0.0	0.5
Equity / index contracts	0.7	(0.1)	(0.1)	0.0	0.0	0.9	(0.7)	0.3	(0.4)	0.0	0.7		0.7	0.0	0.0	0.0	0.0	0.8	(1.0)	0.1	(0.1)	0.0	0.5
Other	0.2	0.0	0.0	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.2		0.2	(0.1)	(0.1)	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Derivative financial instruments – liabilities	3.9	0.3	0.1	0.0	0.0	0.7	(1.4)	0.5	(1.4)	0.2	2.9	0.0	2.9	(0.3)	(0.2)	0.0	0.0	1.3	(1.5)	0.3	(0.5)	0.0	2.2
of which:
Credit derivative contracts	1.5	0.0	(0.2)	0.0	0.0	0.1	(0.4)	0.2	(0.8)	0.1	0.6		0.6	0.0	0.0	0.0	0.0	0.1	(0.2)	0.1	0.0	0.0	0.5
Equity / index contracts	1.8	0.3	0.3	0.0	0.0	0.6	(0.6)	0.2	(0.5)	0.1	2.0		2.0	(0.3)	(0.2)	0.0	0.0	1.2	(1.2)	0.3	(0.5)	0.0	1.4
Other	0.6	0.0	0.0	0.0	0.0	0.0	(0.4)	0.1	(0.1)	0.1	0.3	0.0	0.3	0.0	0.1	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.3

Debt issued designated at fair value	9.5	1.4	0.9	0.0	0.0	5.3	(5.0)	1.2	(1.7)	0.4	11.2		11.2	0.5	0.0	0.0	0.0	5.8	(4.3)	2.2	(4.3)	(0.2)	11.0

Other financial liabilities designated at fair value	1.3	0.0	0.0	0.0	0.0	1.5	(0.8)	0.1	(0.2)	0.1	2.0		2.0	0.0	0.0	0.0	0.0	1.1	(2.0)	0.0	0.0	0.0	1.0
1 Net gains / (losses) included in comprehensive income are comprised of Net interest income, Other net income from fair value changes on financial instruments and Other income. 2 Total Level 3 assets as of 31 December 2018 were USD 7.8 billion (31 December 2017: USD 5.6 billion). Total Level 3 liabilities as of 31 December 2018 were USD 14.3 billion (31 December 2017: USD 16.2 billion). 3 Comparative-period information is not disclosed for items that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 Upon adoption of IFRS 9 on 1 January 2018, equity instruments that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 1c for more information.

i) Maximum exposure to credit risk for financial instruments measured at fair value

The tables below provide the Group’s maximum exposure to credit risk for financial instruments measured at fair value and the respective collateral and other credit enhancements mitigating credit risk for these classes of financial instruments.

The maximum exposure to credit risk includes the carrying amounts of financial instruments recognized on the balance sheet subject to credit risk and the notional amounts for off-balance sheet arrangements. Where information is available, collateral is presented at fair value. For other collateral, such as real estate, a reasonable alternative value is used. Credit enhancements, such as credit derivative contracts and guarantees, are included at their notional amounts. Both are capped at the maximum exposure to credit risk for which they serve as security. The “Risk management and control” section of this report describes management’s view of credit risk and the related exposures, which can differ in certain respects from the requirements of IFRS.

Maximum exposure to credit risk
	31.12.18
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[2,3]	21.9								21.9
Derivative financial instruments[4]	126.2		4.1			110.8			11.4
Brokerage receivables	16.8	0.0	16.5						0.3
Financial assets at fair value not held for trading – debt instruments[6]	59.8		16.7		0.1				43.1
Total financial assets measured at fair value	224.8	0.0	37.3	0.0	0.1	110.8	0.0	0.0	76.6
Guarantees[7]	1.6							0.2	1.4
Loan commitments[7]	3.5				2.4		0.2	0.1	0.7
Forward starting transactions, reverse repurchase and securities borrowing agreements	8.1		8.1						0.0
Total maximum exposure to credit risk not reflected on the balance sheet	13.3	0.0	8.1	0.0	2.4	0.0	0.2	0.4	2.1

	31.12.17
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[2,5]	26.3								26.3
Derivative financial instruments[4]	121.3		4.1			102.8			14.4
Financial assets at fair value not held for trading – debt instruments[3,6]	59.9		10.1						49.8
Total financial assets measured at fair value	207.4	0.0	14.1	0.0	0.0	102.8	0.0	0.0	90.5
Guarantees[7]	1.7								1.7
Loan commitments[7]	8.0				3.9		1.0	0.2	2.8
Total maximum exposure to credit risk not reflected on the balance sheet	9.6	0.0	0.0	0.0	3.9	0.0	1.0	0.2	4.5
1 Includes but is not limited to life insurance contracts, inventory, accounts receivable, mortgage loans, patents and copyrights. 2 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered. 3 Does not include investment fund units. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information. 5 Does not include debt instruments held for unit-linked investment contracts and investment fund units. 6 Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements. 7 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.

j) Financial instruments not measured at fair value

The table below provides the estimated fair values of financial instruments not measured at fair value.

Financial instruments not measured at fair value
	31.12.18					31.12.17
	Carrying value	Fair value				Carrying value	Fair value
USD billion	Total	Total	Level 1	Level 2	Level 3	Total	Total	Level 1	Level 2	Level 3
Assets[1]
Cash and balances at central banks	108.4	108.4	108.4	0.0	0.0	90.0	90.0	90.0	0.0	0.0
Loans and advances to banks	16.9	16.9	16.3	0.6	0.0	14.1	14.1	13.4	0.7	0.0
Receivables from securities financing transactions	95.3	95.4	0.0	91.9	3.4	92.0	92.0	0.0	89.4	2.5
Cash collateral receivables on derivative instruments	23.6	23.6	0.0	23.6	0.0	24.0	24.0	0.0	24.0	0.0
Loans and advances to customers	320.4	320.9	0.0	171.2	149.7	326.7	328.2	0.0	181.2	147.0
Other financial assets measured at amortized cost[2]	22.6	22.4	8.4	10.7	3.3	37.8	37.7	6.5	30.2	1.0
Liabilities
Amounts due to banks	11.0	11.0	8.9	1.9	0.2	7.7	7.7	6.6	1.1	0.0
Payables from securities financing transactions	10.3	10.3	0.0	10.3	0.0	17.5	17.5	0.0	17.5	0.0
Cash collateral payables on derivative instruments	28.9	28.9	0.0	28.9	0.0	31.0	31.0	0.0	31.0	0.0
Customer deposits	419.8	419.9	0.0	419.8	0.1	419.6	419.6	0.0	419.6	0.0
Debt issued measured at amortized cost	132.3	135.0	0.0	133.6	1.4	143.2	147.2	0.0	142.7	4.5
Other financial liabilities measured at amortized cost[2]	6.9	6.9	0.0	6.8	0.1	37.2	37.2	0.0	37.2	0.0
1 As of 31 December 2018, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 139 billion of Loans and advances to customers and USD 15 billion of Other financial assets measured at amortized cost are expected to be recovered or settled after 12 months. As of 31 December 2017, USD 0 billion of Loans and advances to banks, USD 2 billion of Receivables from securities financing transactions, USD 137 billion of Loans and advances to customers and USD 7 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. 2 Upon adoption of IFRS 9 on 1 January 2018, prime brokerage receivables and payables were reclassified from amortized cost to fair value through profit or loss. Refer to Note 1c for more information.

The fair values included in the table above were calculated for disclosure purposes only. The valuation techniques and assumptions described below relate only to the fair value of UBS’s financial instruments not measured at fair value. Other institutions may use different methods and assumptions for their fair value estimation, and therefore such fair value disclosures cannot necessarily be compared from one financial institution to another. The following principles were applied when determining fair value estimates for financial instruments not measured at fair value:

  For financial instruments with remaining maturities greater than three months, the fair value was determined from quoted market prices, if available.
  Where quoted market prices were not available, the fair values were estimated by discounting contractual cash flows using current market interest rates or appropriate yield curves for instruments with similar credit risk and maturity. These estimates generally include adjustments for counterparty credit risk or UBS’s own credit.
  For short-term financial instruments with remaining maturities of three months or less, the carrying amount, which is net of credit loss allowances, is generally considered a reasonable estimate of fair value. The following financial instruments not measured at fair value had remaining maturities of three months or less as of 31 December 2018: 100% of cash and balances at central banks, 96% of loans and advances to banks, 89% of receivables from securities financing transactions, 100% of cash collateral receivables on derivative instruments, 48% of loans and advances to customers, 26% of other financial assets measured at amortized cost, 81% of amounts due to banks, 97% of payables from securities financing transactions, 100% of cash collateral payables on derivative instruments, 97% of customer deposits, 7% of debt issued measured at amortized cost and 100% of other financial liabilities measured at amortized cost.
  The fair value estimates for repurchase and reverse repurchase agreements with variable and fixed interest rates, for all maturities, include the valuation of the interest rate component of these instruments. Credit and debit valuation adjustments have not been included in the valuation given the short-term nature of these instruments.

UBS AG
Disclosure Of Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Explanatory

Note 24 Fair value measurement

This Note provides fair value measurement information for both financial and non-financial instruments and is structured as follows:

a) Valuation principles

b) Valuation governance

c) Fair value hierarchy

d) Valuation adjustments

e) Transfers between Level 1 and Level 2

f) Level 3 instruments: valuation techniques and inputs

g) Level 3 instruments: sensitivity to changes in unobservable input assumptions

h) Level 3 instruments: movements during the period

i) Maximum exposure to credit risk for financial instruments measured at fair value

j) Financial instruments not measured at fair value

Adoption of IFRS 9

Adoption of IFRS 9 on 1 January 2018 resulted in the reclassification of certain financial assets and liabilities from amortized cost to fair value through profit or loss. This included:

  brokerage receivables and payables held in the Investment Bank and Global Wealth Management;
  auction rate securities held in Corporate Center; and
  certain loans held in the Investment Bank.

Some of those financial assets and liabilities are designated as Level 3 in the fair value hierarchy. Refer to the tables and text within this Note for more information.

An immaterial amount of financial assets were reclassified from Financial assets at fair value held for trading and Financial assets at fair value not held for trading to Loans and advances to customers upon adoption of IFRS 9. An immaterial amount of associated loan commitments, which were recognized as derivative liabilities as of 31 December 2017, were also derecognized from the balance sheet. No material fair value gains or losses would have been recognized in the income statement in 2018 had these instruments not been reclassified. Similarly, no material fair value gains or losses would have been recognized in Other comprehensive income related to debt instruments that were reclassified from Financial assets available for sale to Other financial assets measured at amortized cost upon adoption of IFRS 9.

  Refer to Note 1c for more information

a) Valuation principles

Fair value is defined as the price that would be received for the sale of an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market (or most advantageous market, in the absence of a principal market) as of the measurement date. In measuring fair value, the Group uses various valuation approaches and applies a hierarchy for prices and inputs that maximizes the use of observable market data, if available.

All financial and non-financial assets and liabilities measured or disclosed at fair value are categorized into one of three fair value hierarchy levels. In certain cases, the inputs used to measure fair value may fall within different levels of the fair value hierarchy. For disclosure purposes, the level in the hierarchy within which the instrument is classified in its entirety is based on the lowest level input that is significant to the position’s fair value measurement:

  Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities;
  Level 2 – valuation techniques for which all significant inputs are, or are based on, observable market data; or
  Level 3 – valuation techniques for which significant inputs are not based on observable market data.

If available, fair values are determined using quoted prices in active markets for identical assets or liabilities. An active market is one in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing data on an ongoing basis. Assets and liabilities that are quoted and traded in an active market are valued at the currently quoted price multiplied by the number of units of the instrument held.

Where the market for a financial instrument or non-financial asset or liability is not active, fair value is established using a valuation technique, including pricing models. Valuation techniques involve the use of estimates, the extent of which depends on the complexity of the instrument and the availability of market-based data. Valuation adjustments may be made to allow for additional factors, including model, liquidity, credit and funding risks, which are not explicitly captured within the valuation technique, but which would nevertheless be considered by market participants when establishing a price. The limitations inherent in a particular valuation technique are considered in the determination of an asset or liability’s classification within the fair value hierarchy.

Many cash instruments and over-the-counter (OTC) derivative contracts have bid and offer prices that can be observed in the marketplace. Bid prices reflect the highest price that a party is willing to pay for an asset. Offer prices represent the lowest price that a party is willing to accept for an asset. In general, long positions are measured at a bid price and short positions at an offer price, reflecting the prices at which the instruments could be transferred under normal market conditions. Offsetting positions in the same financial instrument are marked at the mid-price within the bid-offer spread.

Generally, the unit of account for a financial instrument is the individual instrument, and UBS applies valuation adjustments at an individual instrument level, consistent with that unit of account. However, if certain conditions are met, UBS may estimate the fair value of a portfolio of financial assets and liabilities with substantially similar and offsetting risk exposures on the basis of the net open risks.

For transactions where the valuation technique used to measure fair value requires significant inputs that are not based on observable market data, the financial instrument is initially recognized at the transaction price. This initial recognition amount may differ from the fair value obtained using the valuation technique. Any such difference is deferred and not recognized in the income statement and referred to as deferred day-1 profit or loss.

  Refer to Note 24d for more information

b) Valuation governance

UBS’s fair value measurement and model governance framework includes numerous controls and other procedural safeguards that are intended to maximize the quality of fair value measurements reported in the financial statements. New products and valuation techniques must be reviewed and approved by key stakeholders from risk and finance control functions. Responsibility for the ongoing measurement of financial and non-financial instruments at fair value resides with the business divisions. In carrying out their valuation responsibilities, the businesses are required to consider the availability and quality of external market data and to provide justification and rationale for their fair value estimates.

Fair value estimates are validated by risk and finance control functions, which are independent of the business divisions. Independent price verification is performed by Finance through benchmarking the business divisions’ fair value estimates with observable market prices and other independent sources. Controls and a governance framework are in place and are intended to ensure the quality of third-party pricing sources where used. For instruments where valuation models are used to determine fair value, independent valuation and model control groups within Finance and Risk Control evaluate UBS’s models on a regular basis, including valuation and model input parameters as well as pricing. As a result of the valuation controls employed, valuation adjustments may be made to the business divisions’ estimates of fair value to align with independent market data and the relevant accounting standard.

  Refer to Note 24d for more information

c) Fair value hierarchy

The table below provides the fair value hierarchy classification of financial and non-financial assets and liabilities measured at fair value. The narrative that follows describes the different product types, valuation techniques used in measuring their fair value, including significant valuation inputs and assumptions used, and the factors determining their classification within the fair value hierarchy.

Determination of fair values from quoted market prices or valuation techniques[1]
	31.12.18				31.12.17
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	88,455	14,096	1,962	104,513	111,781	15,705	2,023	129,509
of which:
Government bills / bonds	9,554	1,607	0	11,161	12,244	941	0	13,186
Corporate and municipal bonds	558	5,699	651	6,908	38	8,281	566	8,886
Loans	0	2,886	680	3,566	0	3,433	513	3,946
Investment fund units	6,074	3,200	442	9,716	7,409	1,886	586	9,881
Asset-backed securities	0	248	144	392	0	199	178	377
Equity instruments	72,270	455	46	72,771	81,326	190	108	81,624
Financial assets for unit-linked investment contracts[2]					10,764	774	71	11,609

Derivative financial instruments	753	124,035	1,424	126,212	470	119,228	1,589	121,286
of which:
Interest rate contracts	0	36,658	418	37,076	1	45,049	138	45,188
Credit derivative contracts	0	1,444	476	1,920	0	2,325	564	2,889
Foreign exchange contracts	311	53,151	30	53,492	212	47,958	194	48,364
Equity / index contracts	3	30,905	496	31,404	16	22,099	693	22,807
Commodity contracts	0	1,768	2	1,769	0	1,772	0	1,772

Brokerage receivables[3]	0	16,840	0	16,840

Financial assets at fair value not held for trading[4]	35,458	42,516	4,413	82,387	23,628	34,986	1,456	60,070
of which:
Government bills / bonds	17,687	4,806	0	22,493	22,632	4,000	0	26,633
Corporate and municipal bonds	781	16,455	0	17,236	785	21,237	0	22,022
Financial assets for unit-linked investment contracts[2]	16,694	4,751	0	21,446
Loans	0	6,380	1,752	8,132	0	9,627	778	10,405
Securities financing transactions[5]	0	9,899	39	9,937	0	121	177	298
Auction rate securities[3]	0	0	1,664	1,664
Investment fund units	173	125	109	407	210	0	0	210
Equity instruments[6]	123	62	517	702
Other	0	38	331	369	0	0	501	501

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income[4]	2,319	4,347	0	6,667	3,078	5,291	521	8,889
of which:
Government bills / bonds	2,171	69	0	2,239	2,804	136	0	2,940
Corporate and municipal bonds	149	348	0	497	124	1,087	9	1,220
Asset-backed securities	0	3,931	0	3,931	0	3,980	0	3,980
Other[6]	0	0	0	0	150	88	512	749

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	4,298	0	0	4,298	4,681	0	0	4,681

Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets[7]	0	82	0	82	0	55	43	98
Total assets measured at fair value	131,283	201,916	7,800	340,999	143,638	175,266	5,631	324,535

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	31.12.18				31.12.17
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	24,413	4,468	69	28,949	26,710	4,421	120	31,251
of which:
Government bills / bonds	2,423	416	0	2,839	5,286	263	0	5,549
Corporate and municipal bonds	126	3,377	27	3,530	51	3,542	36	3,629
Investment fund units	551	137	0	689	555	269	16	841
Equity instruments	21,313	537	42	21,892	20,817	345	68	21,230

Derivative financial instruments	580	122,933	2,210	125,723	409	115,850	2,879	119,138
of which:
Interest rate contracts	7	32,511	226	32,743	5	39,184	191	39,380
Credit derivative contracts	0	2,203	519	2,722	0	3,278	617	3,895
Foreign exchange contracts	322	52,964	86	53,372	218	46,319	125	46,663
Equity / index contracts	1	33,669	1,371	35,041	43	25,445	1,945	27,433
Commodity contracts	0	1,487	0	1,487	0	1,601	1	1,602

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value[3]	0	38,420	0	38,420

Debt issued designated at fair value	0	46,074	10,957	57,031	0	39,616	11,166	50,782

Other financial liabilities designated at fair value	0	32,569	1,025	33,594	0	14,651	1,991	16,643
of which:
Amounts due under unit-linked investment contracts	0	21,679	0	21,679	0	11,821	0	11,821
Securities financing transactions[5]	0	9,461	0	9,461	0	382	4	385
Over-the-counter debt instruments	0	1,427	1,023	2,450	0	2,447	1,980	4,427

Non-financial liabilities measured at fair value on a non-recurring basis
Other non-financial liabilities	0	0	0	0	0	1	0	1
Total liabilities measured at fair value	24,992	244,465	14,260	283,717	27,119	174,539	16,157	217,814
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 3 Comparative-period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 As of 31 December 2018, USD 23 billion of Financial assets at fair value not held for trading and USD 6 billion of Financial assets measured at fair value through other comprehensive income are expected to be recovered or settled after 12 months. As of 31 December 2017, USD 24 billion of Financial assets at fair value not held for trading and USD 7 billion of Financial assets measured at fair value through other comprehensive income were expected to be recovered or settled after 12 months. 5 The increases in Securities financing transactions primarily relate to the reclassification of certain balances from amortized cost to fair value through profit or loss upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 6 Upon adoption of IFRS 9 on 1 January 2018, equity instruments that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 1c for more information. 7 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Valuation techniques

Valuation techniques are used to value positions for which a market price is not available from market sources. This includes certain less liquid debt and equity instruments, certain exchange-traded derivatives and all derivatives transacted in the OTC market. UBS uses widely recognized valuation techniques for determining the fair value of financial and non-financial instruments that are not actively traded and quoted. The most frequently applied valuation techniques include discounted value of expected cash flows, relative value and option pricing methodologies.

Discounted value of expected cash flows is a valuation technique that measures fair value using estimated expected future cash flows from assets or liabilities and then discounts these cash flows using a discount rate or discount margin that reflects the credit and / or funding spreads required by the market for instruments with similar risk and liquidity profiles to produce a present value. When using such valuation techniques, expected future cash flows are estimated using an observed or implied market price for the future cash flows or by using industry standard cash flow projection models. The discount factors within the calculation are generated using industry standard yield curve modeling techniques and models.

Relative value models measure fair value based on the market prices of equivalent or comparable assets or liabilities, making adjustments for differences between the characteristics of the observed instrument and the instrument being valued.

Option pricing models incorporate assumptions regarding the behavior of future price movements of an underlying referenced asset or assets to generate a probability-weighted future expected payoff for the option. The resulting probability-weighted expected payoff is then discounted using discount factors generated from industry standard yield curve modeling techniques and models. The option pricing model may be implemented using a closed-form analytical formula or other mathematical techniques (e.g., binomial tree or Monte Carlo simulation).

Where available, valuation techniques use market-observable assumptions and inputs. If such data is not available, inputs may be derived by reference to similar assets in active markets, from recent prices for comparable transactions or from other observable market data. In such cases, the inputs selected are based on historical experience and practice for similar or analogous instruments, derivation of input levels based on similar products with observable price levels and knowledge of current market conditions and valuation approaches.

For more complex instruments and instruments not traded in an active market, fair values may be estimated using a combination of observed transaction prices, consensus pricing services and relevant quotes. Consideration is given to the nature of the quotes (e.g., indicative or firm) and the relationship of recently evidenced market activity to the prices provided by consensus pricing services. UBS also uses internally developedmodels, which are typically based on valuation methods and techniques recognized as standard within the industry.

Assumptions and inputs used in valuation techniques include benchmark interest rate curves, credit and funding spreads used in estimating discount rates, bond and equity prices, equity index prices, foreign exchange rates, levels of market volatility and correlation. Refer to Note 24f for more information. The discount curves used by the Group incorporate the funding and credit characteristics of the instruments to which they are applied.

Financial instruments excluding derivatives: product description, valuation and classification in the fair value hierarchy

Government bills and bonds

Product description: government bills and bonds include fixed-rate, floating-rate and inflation-linked bills and bonds issued by sovereign governments.

Valuation: these instruments are generally valued using prices obtained directly from the market. Instruments that cannot be priced directly using active-market data are valued using discounted cash flow valuation techniques that incorporate market data for similar government instruments.

Fair value hierarchy: government bills and bonds are generally traded in active markets with prices that can be obtained directly from these markets, resulting in classification as Level 1, while the remaining positions are classified as Level 2.

Corporate and municipal bonds

Product description: corporate bonds include senior, junior and subordinated debt issued by corporate entities. Municipal bonds are issued by state and local governments. While most instruments are standard fixed- or floating-rate securities, some may have more complex coupon or embedded option features.

Valuation: corporate and municipal bonds are generally valued using prices obtained directly from the market for the security, or similar securities, adjusted for seniority, maturity and liquidity. When prices are not available, instruments are valued using discounted cash flow valuation techniques incorporating the credit spread of the issuer or similar issuers. For convertible bonds where no directly comparable price is available, issuances may be priced using a convertible bond model.

Fair value hierarchy: corporate and municipal bonds are generally classified as Level 1 or Level 2 depending on the depth of trading activity behind price sources. Level 3 instruments have no suitable pricing information available and also cannot be referenced to other securities issued by the same issuer. Therefore, such instruments are measured based on price levels for similar issuers adjusted for relative tenor and issuer quality.

Traded loans and loans designated at fair value

Product description: these instruments include fixed-rate loans, corporate loans, recently originated commercial real estate loans and contingent lending transactions.

Valuation: loans are valued directly using market prices that reflect recent transactions or quoted dealer prices, where available. Where no market price data is available, loans are valued by relative value benchmarking using pricing derived from debt instruments in comparable entities or different products in the same entity, or by using a credit default swap valuation technique, which requires inputs for credit spreads, credit recovery rates and interest rates. Recently originated commercial real estate loans are measured using a securitization approach based on rating agency guidelines. The valuation of the contingent lending transactions is dependent on actuarial mortality levels and actuarial life insurance policy lapse rates. Mortality and lapse rate assumptions are based on external actuarial estimations for large homogeneous pools, and contingencies are derived from a range relative to the actuarially expected amount.

Fair value hierarchy: instruments with suitably deep and liquid pricing information are classified as Level 2, while any positions requiring the use of valuation techniques, or for which the price sources have insufficient trading depth, are classified as Level 3.

Investment fund units

Product description: investment fund units are pools of assets, generally equity instruments and bonds, broken down to redeemable units.

Valuation: investment fund units are predominantly exchange-traded, with readily available quoted prices in liquid markets. Where market prices are not available, fair value may be measured using net asset values (NAV), taking into account any restrictions imposed upon redemption.

Fair value hierarchy: listed units are classified as Level 1, provided there is sufficient trading activity to justify active-market classification, while other positions are classified as Level 2. Positions for which NAV are not available or that are not redeemable at the measurement date or shortly thereafter are classified as Level 3.

Asset-backed securities

Product description: asset-backed securities (ABS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations (CDO) and other ABS and are instruments generally issued through the process of securitization of underlying interest-bearing assets.

Valuation: for liquid securities, the valuation process will use trade and price data, updated for movements in market levels between the time of trading and the time of valuation. Less liquid instruments are measured using discounted expected cash flows incorporating price data for instruments or indices with similar risk profiles. Inputs to discounted expected cash flow techniques include asset prepayment rates, discount margin or discount yields and asset default and recovery rates.

Fair value hierarchy: CDO, RMBS, CMBS and other ABS are generally classified as Level 2. However, if significant inputs are unobservable, or if market or fundamental data is not available, they are classified as Level 3.

Auction rate securities

Product description: there are two types of auction rate securities (ARS): auction preferred securities (APS) and auction rate certificates (ARC). ARC are issued by municipalities and are used by investors as tax-exempt alternatives to money market instruments. Interest rates for these instruments are reset through a periodic Dutch auction. APS are similar to ARC with the primary difference being that they are issued from closed-end funds.

Valuation: ARS are valued using market prices that reflect recent transactions after applying an adjustment for trade size or quoted dealer prices, where available.

Fair value hierarchy: suitably deep and liquid pricing information is generally not available for ARS securities. As a result, these securities are classified as Level 3.

Equity instruments

Product description: equity instruments include stocks and shares, private equity positions and units held in hedge funds.

Valuation: listed equity instruments are generally valued using prices obtained directly from the market. Unlisted equity holdings, including private equity positions, are initially marked at their transaction price and are revalued when reliable evidence of price movement becomes available or when the position is deemed to be impaired. Fair value for units held in hedge funds is measured based on their published NAV, taking into account any restrictions imposed upon redemption.

Fair value hierarchy: the majority of equity securities are actively traded on public stock exchanges where quoted prices are readily and regularly available, resulting in Level 1 classification. Units held in hedge funds are classified as Level 2, except for positions for which published NAV are not available or that are not redeemable at the measurement date or shortly thereafter, in which case such positions are classified as Level 3.

Financial assets for unit-linked investment contracts

Product description: unit-linked investment contracts allow investors to invest in a pool of assets through issued investment units.

Valuation: the majority of assets are listed on exchanges and fair values are determined using quoted prices.

Fair value hierarchy: most assets are classified as Level 1 if actively traded, or Level 2 if trading is not active. However, instruments for which prices are not readily available are classified as Level 3.

Securities financing transactions

Product description: securities financing transactions include (reverse) repurchase agreements (securities purchased under resale agreements and securities sold under repurchase agreements) that are managed on a fair value basis.

Valuation: These instruments are valued using discounted expected cash flow techniques. The discount rate applied is based on funding curves that are relevant to the collateral eligibility terms for the contract in question.

Fair value hierarchy: Collateral funding curves for these instruments are generally observable and, as a result, these positions are classified as Level 2. Where the collateral terms are non-standard the funding curve may be considered unobservable and classified Level 3.

Brokerage receivables and payables

Product description: brokerage receivables and payables include callable, on-demand balances, including long cash credits, short cash debits, margin debit balances and short sale proceeds.

Valuation: fair value is determined based on the value of the underlying balances.

Fair value hierarchy: due to their on-demand nature, these receivables and payables are designated as Level 2.

Financial liabilities designated at fair value

Product description: debt instruments, primarily comprised of equity-, rates- and credit-linked issued notes, which are held at fair value under the fair value option. These instruments are tailored specifically to the holder’s risk or investment appetite with structured coupons or payoffs.

Valuation: the risk management and the valuation approaches for these instruments are closely aligned with the equivalent derivatives business and the underlying risk, and the valuation techniques used for this component are the same as the relevant valuation techniques described below. For example, equity-linked notes should be referenced to equity / index contracts and credit-linked notes should be referenced to credit derivative contacts.

Fair value hierarchy: observability is closely aligned with the equivalent derivatives business and the underlying risk.

  Refer to Notes 19 and 22 for information on debt issued designated at fair value and other financial liabilities designated at fair value
  Refer to Note 24d for more information on own credit adjustments related to financial liabilities designated at fair value

Amounts due under unit-linked investment contracts

Product description: the financial liability represents the amounts due to unit holders.

Valuation: the fair values of investment contract liabilities are determined by reference to the fair value of the corresponding assets.

Fair value hierarchy: the liabilities themselves are not actively traded, but are mainly referenced to instruments that are actively traded and are therefore classified as Level 2.

Derivative instruments: product description, valuation and classification in the fair value hierarchy

The curves used for discounting expected cash flows in the valuation of collateralized derivatives reflect the funding terms associated with the relevant collateral arrangement for the instrument being valued. These collateral arrangements differ across counterparties with respect to the eligible currency and interest terms of the collateral. The majority of collateralized derivatives are measured using a discount curve that is based on funding rates derived from overnight interest in the cheapest eligible currency for the respective counterparty collateral agreement.

Uncollateralized and partially collateralized derivatives are discounted using the LIBOR (or equivalent) curve for the currency of the instrument. As described in Note 24d, the fair value of uncollateralized and partially collateralized derivatives is then adjusted by CVA, DVA and FVA as applicable, to reflect an estimation of the effect of counterparty credit risk, UBS’s own credit risk and funding costs and benefits.

Interest rate contracts

Product description: interest rate swap contracts include interest rate swaps, basis swaps, cross-currency swaps, inflation swaps and interest rate forwards, often referred to as forward rate agreements (FRA). Interest rate option contracts include caps and floors, swaptions, swaps with complex payoff profiles and other more complex interest rate options.

Valuation: interest rate swap contracts are valued by estimating future interest cash flows and discounting those cash flows using a rate that reflects the appropriate funding rate for the position being measured. The yield curves used to estimate future index levels and discount rates are generated using market standard yield curve models using interest rates associated with current market activity. The key inputs to the models are interest rate swap rates, FRA rates, short-term interest rate futures prices, basis swap spreads and inflation swap rates. Interest rate option contracts are valued using various market standard option models, using inputs that include interest rate yield curves, inflation curves, volatilities and correlations. The volatility and correlation inputs within the models are implied from market data based on market-observed prices for standard option instruments trading within the market. Option models used to value more exotic products have a number of model parameter inputs that require calibration to enable the exotic model to price standard option instruments to the price levels observed in the market. When the maturity of the interest rate swap or option contract exceeds the term for which standard market quotes are observable for a significant input parameter, the contracts are valued by extrapolation from the last observable point using standard assumptions or by reference to another observable comparable input parameter to represent a suitable proxy for that portion of the term.

Fair value hierarchy: the majority of interest rate swaps are classified as Level 2 as the standard market contracts that form the inputs for yield curve models are generally traded in active and observable markets. Options are generally treated as Level 2 as the calibration process enables the model output to be validated to active-market levels. Models calibrated in this way are then used to revalue the portfolio of both standard options and more exotic products. In most cases, there are active and observable markets for the standard market instruments that form the inputs for yield curve models as well as the financial instruments from which volatility and correlation inputs are derived. Exotic options for which appropriate volatility or correlation input levels cannot be implied from observable market data are classified as Level 3. Interest rate swap or option contracts are classified as Level 3 when the term exceeds standard market-observable quotes.

Credit derivative contracts

Product description: a credit derivative is a financial instrument that transfers credit risk related to a single underlying entity, a portfolio of underlying entities or a pool of securitized referenced assets. Credit derivative products include credit default swaps (CDS) on single names, indices and securitized products, plus first to default swaps and certain total return swaps.

Valuation: credit derivative contracts are valued using industry standard models based primarily on market credit spreads, upfront pricing points and implied recovery rates. Where a derivative credit spread is not directly available, it may be derived from the price of the reference cash bond. Asset-backed credit derivatives are valued using a similar valuation technique to the underlying security with an adjustment to reflect the funding differences between cash and synthetic form. Inputs include prepayment rates, default rates, loss severity, discount margin / rate.

Fair value hierarchy classification: single-entity and portfolio credit derivative contracts are classified as Level 2 when credit spreads and recovery rates are determined from actively traded observable market data. Where the underlying reference name(s) are not actively traded and the correlation cannot be directly mapped to actively traded tranche instruments, these contracts are classified as Level 3. Asset-backed credit derivatives follow the characteristics of the underlying security and are therefore distributed across Level 2 and Level 3.

Foreign exchange contracts

Product description: this includes open spot and forward foreign exchange (FX) contracts and OTC FX option contracts. OTC FX option contracts include standard call and put options, options with multiple exercise dates, path-dependent options, options with averaging features, options with discontinuous payoff characteristics, options on a number of underlying FX rates and multi-dimensional FX option contracts, which have a dependency on multiple FX pairs.

Valuation: open spot FX contracts are valued using the FX spot rate observed in the market. Forward FX contracts are valued using the FX spot rate adjusted for forward pricing points observed from standard market-based sources. OTC FX option contracts are valued using market standard option valuation models. The models used for shorter-dated options (i.e., maturities of five years or less) tend to be different than those used for longer-dated options because the models needed for longer-dated OTC FX contracts require additional consideration of interest rate and FX rate interdependency. Inputs to the option valuation models include spot FX rates, FX forward points, FX volatilities, interest rate yield curves, interest rate volatilities and correlations. The inputs for volatility and correlation are implied through the calibration of observed prices for standard option contracts trading within the market. The valuation for multi-dimensional FX options uses a multi-local volatility model, which is calibrated to the observed FX volatilities for all relevant FX pairs.

Fair value hierarchy: the markets for both FX spot and FX forward pricing points are both actively traded and observable and therefore such FX contracts are generally classified as Level 2. A significant proportion of OTC FX option contracts are classified as Level 2 as inputs are derived mostly from standard market contracts traded in active and observable markets. OTC FX option contracts classified as Level 3 include multi-dimensional FX options and long-dated FX exotic option contracts where there is no active market from which to derive volatility or correlation inputs.

Equity / index contracts

Product description: equity / index contracts are equity forward contracts and equity option contracts. Equity option contracts include market standard single or basket stock or index call and put options as well as equity option contracts with more complex features.

Valuation: equity forward contracts have a single stock or index underlying and are valued using market standard models. The key inputs to the models are stock prices, estimated dividend rates and equity funding rates (which are implied from prices of forward contracts observed in the market). Estimated cash flows are then discounted using market standard discounted cash flow models using a rate that reflects the appropriate funding rate for that portion of the portfolio. When no market data is available for the instrument maturity, they are valued by extrapolation of available data, use of historical dividend data, or use of data for a related equity. Equity option contracts are valued using market standard models that estimate the equity forward level as described for equity forward contracts and incorporate inputs for stock volatility and for correlation between stocks within a basket. The probability-weighted expected option payoff generated is then discounted using market standard discounted cash flow models applying a rate that reflects the appropriate funding rate for that portion of the portfolio. When volatility, forward or correlation inputs are not available, they are valued using extrapolation of available data, historical dividend, correlation or volatility data, or the equivalent data for a related equity.

Fair value hierarchy: as inputs are derived mostly from standard market contracts traded in active and observable markets, a significant proportion of equity forward contracts are classified as Level 2. Equity option positions for which inputs are derived from standard market contracts traded in active and observable markets are also classified as Level 2. Level 3 positions are those for which volatility, forward or correlation inputs are not observable.

Commodity contracts

Product description: commodity derivative contracts include forward, swap and option contracts on individual commodities and on commodity indices.

Valuation: commodity forward and swap contracts are measured using market standard models that use market forward levels on standard instruments. Commodity option contracts are measured using market standard option models that estimate the commodity forward level as described for commodity forward and swap contracts, incorporating inputs for the volatility of the underlying index or commodity. For commodity options on baskets of commodities or bespoke commodity indices, the valuation technique also incorporates inputs for the correlation between different commodities or commodity indices.

Fair value hierarchy: individual commodity contracts are typically classified as Level 2 because active forward and volatility market data is available.

  Refer to Note 11 for more information on derivative instruments

d) Valuation adjustments

The output of a valuation technique is always an estimate of a fair value that cannot be measured with complete certainty. As a result, valuations are adjusted, where appropriate and when such factors would be considered by market participants in estimating fair value, to reflect close-out costs, credit exposure, model-driven valuation uncertainty, funding costs and benefits, trading restrictions and other factors. Valuation adjustments are an important component of fair value for assets and liabilities that are measured using valuation techniques. Such adjustments are applied to reflect uncertainties within the fair value measurement process, to adjust for an identified model simplification or to incorporate an aspect of fair value that requires an overall portfolio assessment rather than an evaluation based on an individual instrument level characteristic.

Deferred day-1 profit or loss reserves

For new transactions where the valuation technique used to measure fair value requires significant inputs that are not based on observable market data, the financial instrument is initially recognized at the transaction price. The transaction price may differ from the fair value obtained using a valuation technique, where any such difference is deferred and not initially recognized in the income statement. These day-1 profit or loss reserves are reflected, where appropriate, as valuation adjustments.

Deferred day-1 profit or loss related to financial instruments other than financial assets measured at fair value through other comprehensive income is released into Other net income from fair value changes on financial instruments when pricing of equivalent products or the underlying parameters become observable or when the transaction is closed out.

Deferred day-1 profit or loss related to financial assets measured at fair value through other comprehensive income is released into Other comprehensive income when pricing of equivalent products or the underlying parameters become observable and is released into Other income when the assets are sold.

In the second quarter of 2018, a day-1 profit or loss reserve release of USD 196 million was recognized in the income statement related to long-dated UBS-issued structured notes, which are reported within Debt issued designated at fair value on the balance sheet. The day-1 profit or loss reserve release was driven by increased observability of the own credit adjustment (OCA) curve used to value these positions following the issuance of a 30-year senior unsecured bond in the second quarter of 2018.

The table on the next page summarizes the changes in deferred day-1 profit or loss reserves during the respective period.

Deferred day-1 profit or loss reserves
USD million	2018	2017	2016
Reserve balance at the beginning of the year	338	365	420
Profit / (loss) deferred on new transactions	341	247	257
(Profit) / loss recognized in the income statement	(417)	(279)	(293)
(Profit) / loss recognized in other comprehensive income			(23)
Foreign currency translation	(6)	6	4
Reserve balance at the end of the year	255	338	365

Own credit

In addition to considering the valuation of the derivative risk component, the valuation of financial liabilities designated at fair value also requires consideration of the funded component and specifically the own credit component of fair value. Own credit risk is reflected in the valuation of UBS’s fair value option liabilities where this component is considered relevant for valuation purposes by UBS’s counterparties and other market participants. However, own credit risk is not reflected in the valuation of UBS’s liabilities that are fully collateralized or for other obligations for which it is established market practice not to include an own credit component.

Changes in the fair value of financial liabilities designated at fair value through profit or loss related to own credit are recognized in Other comprehensive income directly within Retained earnings. As the Group does not hedge changes in own credit arising on financial liabilities designated at fair value, presenting own credit within Other comprehensive income does not create or increase an accounting mismatch in the income statement. The unrealized and any realized own credit recognized in Other comprehensive income will not be reclassified to the income statement in future periods.

Own credit is estimated using an OCA curve, which incorporates observable market data, including market-observed secondary prices for UBS senior debt, UBS credit default swap (CDS) spreads and senior debt curves of peers. The table below summarizes the effects of own credit adjustments related to financial liabilities designated at fair value. The change in unrealized own credit consists of changes in fair value that are attributable to the change in UBS’s credit spreads, as well as the effect of changes in fair values attributable to factors other than credit spreads, such as redemptions, effects from time decay and changes in interest and other market rates. Realized own credit is recognized when an instrument with an associated unrealized own credit adjustment is repurchased prior to the contractual maturity date. Life-to-date amounts reflect the cumulative unrealized change since initial recognition.

In June 2018, UBS AG issued a 30-year senior unsecured bond as part of its ongoing funding requirements. The market-observable secondary prices for this bond have been incorporated into the OCA curve construction, resulting in a widening of the curve at the long end. An own credit gain of USD 253 million was recognized in Other comprehensive income in the second quarter of 2018, mainly reflecting this OCA curve change.

  Refer to Note 19 for more information on debt issued designated at fair value

Own credit adjustments on financial liabilities designated at fair value
	For the year ended
	Included inOther comprehensive income
USD million	31.12.18	31.12.17	31.12.16
Recognized during the year:
Realized gain / (loss)	(3)	22	18
Unrealized gain / (loss)	519	(337)	(152)
Total gain / (loss), before tax	517	(315)	(134)

	As of
USD million	31.12.18	31.12.17	31.12.16
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	320	(200)	139

Credit valuation adjustments

In order to measure the fair value of OTC derivative instruments, including funded derivative instruments that are classified as Financial assets at fair value not held for trading, credit valuation adjustments (CVA) are necessary to reflect the credit risk of the counterparty inherent in these instruments. This amount represents the estimated fair value of protection required to hedge the counterparty credit risk of such instruments. A CVA is determined for each counterparty, considering all exposures to that counterparty, and is dependent on the expected future value of exposures, default probabilities and recovery rates, applicable collateral or netting arrangements, break clauses and other contractual factors.

Funding valuation adjustments

Funding valuation adjustments (FVA) reflect the costs and benefits of funding associated with uncollateralized and partially collateralized derivative receivables and payables and are calculated as the valuation effect from moving the discounting of the uncollateralized derivative cash flows from LIBOR to OCA using the CVA framework.

An FVA is also applied to collateralized derivative assets in cases where the collateral cannot be sold or repledged.

Debit valuation adjustments

A debit valuation adjustment (DVA) is estimated to incorporate own credit in the valuation of derivatives, effectively consistent with the CVA framework. A DVA is determined for each counterparty, considering all exposures with that counterparty and taking into account collateral netting agreements, expected future mark-to-market movements and UBS’s credit default spreads.

Other valuation adjustments

Instruments that are measured as part of a portfolio of combined long and short positions are valued at mid-market levels to ensure consistent valuation of the long- and short-component risks. A liquidity valuation adjustment is then made to the overall net long or short exposure to move the fair value to bid or offer as appropriate, reflecting current levels of market liquidity. The bid-offer spreads used in the calculation of this valuation adjustment are obtained from market transactions and other relevant sources and are updated periodically.

Uncertainties associated with the use of model-based valuations are incorporated into the measurement of fair value through the use of model reserves. These reserves reflect the amounts that the Group estimates should be deducted from valuations produced directly by models to incorporate uncertainties in the relevant modeling assumptions, in the model and market inputs used, or in the calibration of the model output to adjust for known model deficiencies. In arriving at these estimates, the Group considers a range of market practices, including how it believes market participants would assess these uncertainties. Model reserves are reassessed periodically in light of data from market transactions, consensus pricing services and other relevant sources.

In the second quarter of 2018, a USD 65 million expense was recognized in the income statement reflecting the model valuation adjustment recorded to capture the spread between OCA and LIBOR volatility affecting the valuation of certain structured note issuances.

Valuation adjustments on financial instruments
	As of
Life-to-date gain / (loss), USD million	31.12.18	31.12.17
Credit valuation adjustments[1]	(90)	(116)
Funding valuation adjustments	(85)	(51)
Debit valuation adjustments	1	2
Other valuation adjustments	(716)	(733)
of which: liquidity	(388)	(477)
of which: model uncertainty	(327)	(256)
1 Amounts do not include reserves against defaulted counterparties.

e) Transfers between Level 1 and Level 2

The amounts provided below reflect transfers between Level 1 and Level 2 for instruments that were held for the entire reporting period.

Assets totaling approximately USD 0.6 billion, which were mainly comprised of financial assets held for trading, predominantly investment fund units as well as corporate and municipal bonds, were transferred from Level 2 to Level 1 during 2018, generally resulting from increased levels of trading activity observed within the market. Transfers of financial liabilities from Level 2 to Level 1 during 2018 were not significant.

Assets totaling approximately USD 0.7 billion, which were mainly comprised of financial assets held for trading, predominantly investment fund units and equity instruments, were transferred from Level 1 to Level 2 during 2018, generally resulting from diminished levels of trading activity observed within the market. Transfers of financial liabilities from Level 1 to Level 2 during 2018 were not significant.

f) Level 3 instruments: valuation techniques and inputs

The table below presents material Level 3 assets and liabilities together with the valuation techniques used to measure fair value, the significant inputs used in a given valuation technique that are considered unobservable and a range of values for those unobservable inputs. Several inputs disclosed in prior periods are not disclosed in the table below because they are not considered significant to the respective valuation technique as of 31 December 2018.

The range of values represents the highest- and lowest-level input used in the valuation techniques. Therefore, the range does not reflect the level of uncertainty regarding a particular input, but rather the different underlying characteristics of the relevant assets and liabilities. The ranges will therefore vary from period to period and parameter to parameter based on characteristics of the instruments held at each balance sheet date. Further, the ranges of unobservable inputs may differ across other financial institutions, reflecting the diversity of the products in each firm’s inventory.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.18			31.12.17
USD billion	31.12.18	31.12.17	31.12.18	31.12.17			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading[3]
Corporate and municipal bonds	0.7	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	134	89	0	133	92	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.7	1.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	100	99	50	102	98	points
					Discounted expected cash flows	Credit spread	301	513		23	124		basis points
					Market comparable and securitization model	Discount margin	1	14	2	0	14	2%
Auction rate securities[4]	1.7		0.0		Relative value to market comparable	Bond price equivalent	79	99	89				points
Investment fund units[5]	0.6	0.7	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[5]	0.6	0.5	0.0	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[6]			11.0	11.2
Other financial liabilities designated at fair value[6]			1.0	2.0
Derivative financial instruments
Interest rate contracts	0.4	0.1	0.2	0.2	Option model	Volatility of interest rates[7]	50	81		28	70		basis points
Credit derivative contracts	0.5	0.6	0.5	0.6	Discounted expected cash flows	Credit spreads	4	545		6	550		basis points
						Bond price equivalent	3	99		2	102		points
Equity / index contracts	0.5	0.7	1.4	1.9	Option model	Equity dividend yields	0	12		0	13%
						Volatility of equity stocks, equity and other indices	4	93		0	172%
						Equity-to-FX correlation	(39)	67		(39)	70%
						Equity-to-equity correlation	(50)	97		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 Comparative-period information includes equity instruments that were formerly classified as available for sale under IAS 39 and have been reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 Comparative-period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9. Refer to Note 1c for more information. 5 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 6 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table. 7 Effective in 2018, the range of inputs reported for this significant unobservable input is based on normal volatility and the unit has been updated to basis points. Log-normal volatility with the unit as points was reported previously. Prior-period information has been restated to reflect this change in presentation.

Significant unobservable inputs in Level 3 positions

This section discusses the significant unobservable inputs used in the valuation of Level 3 instruments and assesses the potential effect that a change in each unobservable input in isolation may have on a fair value measurement, including information to facilitate an understanding of factors that give rise to the input ranges shown. Relationships between observable and unobservable inputs have not been included in the summary below.

Bond price equivalent

Where market prices are not available for a bond, fair value is measured by comparison with observable pricing data from similar instruments. Factors considered when selecting comparable instruments include credit quality, maturity and industry of the issuer. Fair value may be measured either by a direct price comparison or by conversion of an instrument price into a yield (either as an outright yield or as a spread to LIBOR). Bond prices are expressed as points of the nominal, where 100 represents a fair value equal to the nominal value (i.e., par).

For corporate and municipal bonds, the range represents the range of prices from reference issuances used in determining fair value. Bonds priced at 0 are distressed to the point that no recovery is expected, while prices significantly in excess of 100 or par relate to inflation-linked or structured issuances that pay a coupon in excess of the market benchmark as of the measurement date.

For credit derivatives, the bond price range represents the range of prices used for reference instruments that are typically converted to an equivalent yield or credit spread as part of the valuation process.

Loan price equivalent

Where market prices are not available for a traded loan, fair value is measured by comparison with observable pricing data for similar instruments. Factors considered when selecting comparable instruments include industry segment, collateral quality, maturity and issuer-specific covenants. Fair value may be measured either by a direct price comparison or by conversion of an instrument price into a yield. The range represents the range of prices derived from reference issuances of a similar credit quality used in measuring fair value for loans classified as Level 3. Loans priced at 0 are distressed to the point that no recovery is expected, while a current price of 100 represents a loan that is expected to be repaid in full.

Credit spread

Valuation models for many credit derivatives require an input for the credit spread, which is a reflection of the credit quality of the associated referenced underlying. The credit spread of a particular security is quoted in relation to the yield on a benchmark security or reference rate, typically either US Treasury or LIBOR, and is generally expressed in terms of basis points. An increase / (decrease) in credit spread will increase / (decrease) the value of credit protection offered by CDS and other credit derivative products. The income statement effect from such changes depends on the nature and direction of the positions held. Credit spreads may be negative where the asset is more creditworthy than the benchmark against which the spread is calculated. A wider credit spread represents decreasing creditworthiness. The range represents a diverse set of underlyings, with the lower end of the range representing credits of the highest quality (e.g., approximating the risk of LIBOR) and the upper end of the range representing greater levels of credit risk.

Discount margin (DM)

The DM spread represents the discount rates used to present value cash flows of an asset to reflect the market return required for uncertainty in the estimated cash flows. DM spreads are a rate or rates applied on top of a floating index (e.g., LIBOR) to discount expected cash flows. Generally, a decrease / (increase) in the DM in isolation would result in a higher / (lower) fair value.

The high end of the range relates to securities that are priced low within the market relative to the expected cash flow schedule. This indicates that the market is pricing an increased risk of credit loss into the security that is greater than what is being captured by the expected cash flow generation process. The low ends of the ranges are typical of funding rates on better-quality instruments.

Funding spread

Structured financing transactions are valued using synthetic funding curves that best represent the assets that are pledged as collateral for the transactions. They are not representative of where UBS can fund itself on an unsecured basis, but provide an estimate of where UBS can source and deploy secured funding with counterparties for a given type of collateral. The funding spreads are expressed in terms of basis points over or under LIBOR, and if funding spreads widen, this increases the effect of discounting.

A small proportion of structured debt instruments and non-structured fixed-rate bonds within financial liabilities designated at fair value had an exposure to funding spreads that was longer in duration than the actively traded market.

Volatility

Volatility measures the variability of future prices for a particular instrument and is generally expressed as a percentage, where a higher number reflects a more volatile instrument for which future price movements are more likely to occur. The minimum level of volatility is 0% and there is no theoretical maximum. Volatility is a key input into option models, where it is used to derive a probability-based distribution of future prices for the underlying instrument. The effect of volatility on individual positions within the portfolio is driven primarily by whether the option contract is a long or short position. In most cases, the fair value of an option increases as a result of an increase in volatility and is reduced by a decrease in volatility. Generally, volatility used in the measurement of fair value is derived from active-market option prices (referred to as implied volatility). A key feature of implied volatility is the volatility “smile” or “skew,” which represents the effect of pricing options of different option strikes at different implied volatility levels.

The volatility of interest rates reflects the range of unobservable volatilities across different currencies and related underlying interest rate levels. Volatilities of low interest rates tend to be much higher than volatilities of high interest rates. In addition, different currencies may have significantly different implied volatilities. The volatility of equity stocks, equity and other indices reflects the range of underlying stock volatilities.

Correlation

Correlation measures the interrelationship between the movements of two variables. It is expressed as a percentage between –100% and +100%, where +100% represents perfectly correlated variables (meaning a movement of one variable is associated with a movement of the other variable in the same direction) and –100% implies the variables are inversely correlated (meaning a movement of one variable is associated with a movement of the other variable in the opposite direction). The effect of correlation on the measurement of fair value depends on the specific terms of the instruments being valued, reflecting the range of different payoff features within such instruments.

Equity-to-FX correlation is important for equity options based on a currency different than the currency of the underlying stock. Equity-to-equity correlation is particularly important for complex options that incorporate, in some manner, different equities in the projected payoff.

Equity dividend yields

The derivation of a forward price for an individual stock or index is important for measuring fair value for forward or swap contracts and for measuring fair value using option pricing models. The relationship between the current stock price and the forward price is based on a combination of expected future dividend levels and payment timings, and, to a lesser extent, the relevant funding rates applicable to the stock in question. Dividend yields are generally expressed as an annualized percentage of the share price with the lowest limit of 0% representing a stock that is not expected to pay any dividend. The dividend yield and timing represents the most significant parameter in determining fair value for instruments that are sensitive to an equity forward price.

g) Level 3 instruments: sensitivity to changes in unobservable input assumptions

The table below summarizes those financial assets and liabilities classified as Level 3 for which a change in one or more of the unobservable inputs to reflect reasonably possible alternative assumptions would change fair value significantly, and the estimated effect thereof.

The table shown presents the favorable and unfavorable effects for each class of financial assets and liabilities for which the potential change in fair value is considered significant. The sensitivity data presented represent an estimation of valuation uncertainty based on reasonably possible alternative values for Level 3 inputs at the balance sheet date and do not represent the estimated effect of stress scenarios. Typically, these financial assets and liabilities are sensitive to a combination of inputs from Levels 1–3. Although well-defined interdependencies may exist between Levels 1–2 and Level 3 parameters (e.g., between interest rates, which are generally Level 1 or Level 2, and prepayments, which are generally Level 3), these have not been incorporated in the table. Further, direct interrelationships between the Level 3 parameters discussed below are not a significant element of the valuation uncertainty.

Sensitivity data are estimated using a number of techniques, including the estimation of price dispersion among different market participants, variation in modeling approaches and reasonably possible changes to assumptions used within the fair value measurement process. The sensitivity ranges are not always symmetrical around the fair values as the inputs used in valuations are not always precisely in the middle of the favorable and unfavorable range.

Sensitivity data are determined at a product or parameter level and then aggregated assuming no diversification benefit. The calculated sensitivity is applied to both the outright position and any related Level 3 hedge. The main interdependencies across different Level 3 products to a single unobservable input parameter have been included in the basis of netting exposures within the calculation. Aggregation without allowing for diversification involves the simple summation of individual results with the total sensitivity, therefore representing the effect of all unobservable inputs that, if moved to a reasonably possible favorable or unfavorable level at the same time, would result in a significant change in the valuation. Diversification would incorporate estimated correlations across different sensitivity results and, as such, would result in an overall sensitivity that would be less than the sum of the individual component sensitivities. The Group believes that, while there are diversification benefits within the portfolios representing these sensitivity numbers, they are not significant to this analysis.

Sensitivity of fair value measurements to changes in unobservable input assumptions
	31.12.18		31.12.17
USD million	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges
Traded loans, loans designated at fair value, loan commitments and guarantees	99	(44)	81	(12)
Securities financing transactions	17	(11)	35	(35)
Auction rate securities[1]	81	(81)
Asset-backed securities	27	(23)	19	(15)
Equity instruments	155	(94)	81	(54)
Interest rate derivative contracts, net	8	(39)	13	(27)
Credit derivative contracts, net	33	(37)	66	(102)
Foreign exchange derivative contracts, net	10	(5)	12	(6)
Equity / index derivative contracts, net	213	(225)	195	(198)
Other	19	(19)	13	(13)
Total	661	(578)	515	(462)
1 Comparative-period information as of 31 December 2017 is not disclosed for financial assets that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information.

h) Level 3 instruments: movements during the period

Significant changes in Level 3 instruments

The table on the following pages presents additional information about Level 3 assets and liabilities measured at fair value on a recurring basis. Level 3 assets and liabilities may be hedged with instruments classified as Level 1 or Level 2 in the fair value hierarchy and, as a result, realized and unrealized gains and losses included in the table may not include the effect of related hedging activity. Furthermore, the realized and unrealized gains and losses presented within the table are not limited solely to those arising from Level 3 inputs, as valuations are generally derived from both observable and unobservable parameters.

Assets and liabilities transferred into or out of Level 3 are presented as if those assets or liabilities had been transferred at the beginning of the year.

Upon adoption of IFRS 9 on 1 January 2018, certain financial assets and liabilities were newly classified at fair value through profit or loss and were designated as Level 3 in the fair value hierarchy. These financial instruments are presented in the table on the following pages, including the associated effect upon adoption. This includes auction rate securities held in Corporate Center and certain loans held in the Investment Bank.

In addition to various financial assets and liabilities being newly classified at fair value through profit or loss, certain equity investments and investment fund units measured at fair value through other comprehensive income were reclassified to Financial assets at fair value not held for trading under the revised IFRS 9 classification and measurement rules, which resulted in an opening balance reclassification between reporting lines in the table on the following pages.

Assets transferred into and out of Level 3 totaled USD 1.4 billion and USD 0.4 billion, respectively. Transfers into Level 3 were primarily comprised of corporate and municipal bonds, reflecting decreased observability of the respective bond price equivalent. Transfers out of Level 3 were primarily comprised of equity / index contracts resulting from increased observability of the respective equity volatility inputs.

Liabilities transferred into and out of Level 3 totaled USD 2.5 billion and USD 4.8 billion, respectively. Transfers into Level 3 were primarily comprised of rates-linked and equity-linked issued debt instruments, reflecting decreased observability of the respective rates volatility and equity volatility inputs. Transfers out of Level 3 were primarily comprised of rates-linked fixed-rate and equity-linked issued debt instruments resulting from changes in the observability of the OCA curve and equity volatility inputs used to determine the fair value of these instruments. In the second quarter of 2018, USD 2.9 billion of UBS-issued structured notes, which are reported within Debt issued designated at fair value on the balance sheet, were transferred from Level 3 to Level 2 in the fair value hierarchy, reflecting increased observability of the OCA curve used to value these notes.

Movements of Level 3 instruments
		Total gains / (losses) included in comprehensive income												Total gains / (losses) included in comprehensive income
USD billion	Balance as of31 December2016	Net gains / (losses) included in income[1]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of31 December2017	Reclassifi-cations and remeasure-ments upon adoption of IFRS 9	Balance as of 1 January 2018	Net gains / (losses) included in income[1]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 31 December2018[2]

Financial assets at fair value held for trading	1.7	(0.1)	0.0	0.7	(3.9)	2.7	0.0	1.0	(0.2)	0.1	2.0	0.4	2.4	(0.2)	(0.2)	2.1	(7.1)	4.2	0.0	0.7	(0.2)	0.0	2.0
of which:
Corporate and municipal bonds	0.6	0.1	0.1	0.5	(0.7)	0.0	0.0	0.1	0.0	0.0	0.6		0.6	0.0	0.0	0.6	(0.9)	0.0	0.0	0.5	0.0	0.0	0.7
Loans	0.7	(0.1)	(0.1)	0.1	(2.8)	2.7	0.0	0.0	(0.1)	0.0	0.5	0.4	0.9	0.1	0.0	0.9	(5.6)	4.2	0.0	0.1	0.0	0.0	0.7
Investment fund units	0.1	(0.1)	0.0	0.0	0.0	0.0	0.0	0.6	0.0	0.0	0.6		0.6	(0.1)	(0.1)	0.2	(0.3)	0.0	0.0	0.1	(0.1)	0.0	0.4
Other	0.3	0.0	0.0	0.2	(0.3)	0.0	0.0	0.2	0.0	0.0	0.4		0.4	(0.1)	(0.1)	0.4	(0.4)	0.0	0.0	0.0	0.0	0.0	0.2

Financial assets at fair value not held for trading	2.0	0.2	0.2	0.0	0.0	0.4	(1.3)	0.1	(0.1)	0.1	1.5	3.0	4.4	0.0	0.0	1.7	(1.9)	0.0	0.0	0.1	(0.1)	0.1	4.4
of which:
Loans	1.2	0.2	0.2	0.0	0.0	0.1	(0.7)	0.0	(0.1)	0.0	0.8	0.6	1.4	(0.2)	(0.2)	1.5	(1.0)	0.0	0.0	0.1	0.0	0.0	1.8
Auction rate securities[3]												1.9	1.9	0.1	0.1	0.0	(0.4)	0.0	0.0	0.0	0.0	0.1	1.7
Equity instruments[4]												0.4	0.4	0.1	0.1	0.2	(0.2)	0.0	0.0	0.0	0.0	0.0	0.5
Other	0.9	(0.1)	(0.1)	0.0	0.0	0.3	(0.6)	0.1	0.0	0.0	0.7	0.1	0.8	0.0	0.0	0.0	(0.4)	0.0	0.0	0.0	(0.1)	0.0	0.5

Financial assets measured at fair value through other comprehensive income	0.5	0.0	0.0	0.0	0.0	0.0	0.0	0.1	0.0	0.0	0.5	(0.5)

Derivative financial instruments – assets	2.5	(0.3)	(0.4)	0.0	0.0	1.0	(1.2)	0.4	(0.9)	0.1	1.6		1.6	0.0	0.0	0.0	0.0	1.0	(1.5)	0.5	(0.1)	0.0	1.4
of which:
Interest rate contracts	0.3	0.0	(0.1)	0.0	0.0	0.0	(0.1)	0.1	(0.1)	0.0	0.1		0.1	0.1	0.1	0.0	0.0	0.0	(0.1)	0.3	0.0	0.0	0.4
Credit derivative contracts	1.3	(0.2)	(0.2)	0.0	0.0	0.0	(0.3)	0.0	(0.4)	0.1	0.6		0.6	0.0	0.0	0.0	0.0	0.3	(0.4)	0.0	0.0	0.0	0.5
Equity / index contracts	0.7	(0.1)	(0.1)	0.0	0.0	0.9	(0.7)	0.3	(0.4)	0.0	0.7		0.7	0.0	0.0	0.0	0.0	0.8	(1.0)	0.1	(0.1)	0.0	0.5
Other	0.2	0.0	0.0	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.2		0.2	(0.1)	(0.1)	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Derivative financial instruments – liabilities	3.9	0.3	0.1	0.0	0.0	0.7	(1.4)	0.5	(1.4)	0.2	2.9	0.0	2.9	(0.3)	(0.2)	0.0	0.0	1.3	(1.5)	0.3	(0.5)	0.0	2.2
of which:
Credit derivative contracts	1.5	0.0	(0.2)	0.0	0.0	0.1	(0.4)	0.2	(0.8)	0.1	0.6		0.6	0.0	0.0	0.0	0.0	0.1	(0.2)	0.1	0.0	0.0	0.5
Equity / index contracts	1.8	0.3	0.3	0.0	0.0	0.6	(0.6)	0.2	(0.5)	0.1	2.0		2.0	(0.3)	(0.2)	0.0	0.0	1.2	(1.2)	0.3	(0.5)	0.0	1.4
Other	0.6	0.0	0.0	0.0	0.0	0.0	(0.4)	0.1	(0.1)	0.1	0.3	0.0	0.3	0.0	0.1	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.3

Debt issued designated at fair value	9.5	1.4	0.9	0.0	0.0	5.3	(5.0)	1.2	(1.7)	0.4	11.2		11.2	0.5	0.0	0.0	0.0	5.8	(4.3)	2.2	(4.3)	(0.2)	11.0

Other financial liabilities designated at fair value	1.3	0.0	0.0	0.0	0.0	1.5	(0.8)	0.1	(0.2)	0.1	2.0		2.0	0.0	0.0	0.0	0.0	1.1	(2.0)	0.0	0.0	0.0	1.0
1 Net gains / (losses) included in comprehensive income are comprised of Net interest income, Other net income from fair value changes on financial instruments and Other income. 2 Total Level 3 assets as of 31 December 2018 were USD 7.8 billion (31 December 2017: USD 5.6 billion). Total Level 3 liabilities as of 31 December 2018 were USD 14.3 billion (31 December 2017: USD 16.2 billion). 3 Comparative-period information is not disclosed for items that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 Upon adoption of IFRS 9 on 1 January 2018, equity instruments that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 1c for more information.

i) Maximum exposure to credit risk for financial instruments measured at fair value

The tables below provide UBS AG’s maximum exposure to credit risk for financial instruments measured at fair value and the respective collateral and other credit enhancements mitigating credit risk for these classes of financial instruments.

The maximum exposure to credit risk includes the carrying amounts of financial instruments recognized on the balance sheet subject to credit risk and the notional amounts for off-balance sheet arrangements. Where information is available, collateral is presented at fair value. For other collateral, such as real estate, a reasonable alternative value is used. Credit enhancements, such as credit derivative contracts and guarantees, are included at their notional amounts. Both are capped at the maximum exposure to credit risk for which they serve as security. The “Risk management and control” section of this report describes management’s view of credit risk and the related exposures, which can differ in certain respects from the requirements of IFRS.

Maximum exposure to credit risk
	31.12.18
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[2,3]	22.0								22.0
Derivative financial instruments[4]	126.2		4.1			110.8			11.4
Brokerage receivables	16.8	0.0	16.5						0.3
Financial assets at fair value not held for trading – debt instruments[6]	59.8		16.7		0.1				43.1
Total financial assets measured at fair value	224.9	0.0	37.3	0.0	0.1	110.8	0.0	0.0	76.7
Guarantees[7]	1.6							0.2	1.4
Loan commitments[7]	3.5				2.4		0.2	0.1	0.7
Forward starting transactions, reverse repurchase and securities borrowing agreements	8.1		8.1						0.0
Total maximum exposure to credit risk not reflected on the balance sheet	13.3	0.0	8.1	0.0	2.4	0.0	0.2	0.4	2.1

	31.12.17
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[2,5]	26.4								26.4
Derivative financial instruments[4]	121.3		4.1			102.8			14.4
Financial assets at fair value not held for trading – debt instruments[3,6]	59.9		10.1						49.8
Total financial assets measured at fair value	207.5	0.0	14.1	0.0	0.0	102.8	0.0	0.0	90.6
Guarantees[7]	1.7								1.7
Loan commitments[7]	8.0				3.9		1.0	0.2	2.8
Total maximum exposure to credit risk not reflected on the balance sheet	9.6	0.0	0.0	0.0	3.9	0.0	1.0	0.2	4.5
1 Includes but is not limited to life insurance contracts, inventory, accounts receivable, mortgage loans, patents and copyrights. 2 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered. 3 Does not include investment fund units. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information. 5 Does not include debt instruments held for unit-linked investment contracts and investment fund units. 6 Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements. 7 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.

j) Financial instruments not measured at fair value

The table below provides the estimated fair values of financial instruments not measured at fair value.

Financial instruments not measured at fair value
	31.12.18					31.12.17
	Carrying value	Fair value				Carrying value	Fair value
USD billion	Total	Total	Level 1	Level 2	Level 3	Total	Total	Level 1	Level 2	Level 3
Assets[1]
Cash and balances at central banks	108.4	108.4	108.4	0.0	0.0	90.0	90.0	90.0	0.0	0.0
Loans and advances to banks	16.6	16.6	16.0	0.6	0.0	14.0	14.0	13.4	0.6	0.0
Receivables from securities financing transactions	95.3	95.4	0.0	91.9	3.4	92.0	92.0	0.0	89.4	2.5
Cash collateral receivables on derivative instruments	23.6	23.6	0.0	23.6	0.0	24.0	24.0	0.0	24.0	0.0
Loans and advances to customers	321.5	322.0	0.0	172.3	149.7	329.0	330.4	0.0	183.4	147.0
Other financial assets measured at amortized cost[2]	22.6	22.5	8.4	10.7	3.3	37.9	37.7	6.5	30.3	1.0
Liabilities
Amounts due to banks	11.0	11.0	8.9	1.9	0.2	7.7	7.7	6.6	1.1	0.0
Payables from securities financing transactions	10.3	10.3	0.0	10.3	0.0	17.5	17.5	0.0	17.5	0.0
Cash collateral payables on derivative instruments	28.9	28.9	0.0	28.9	0.0	31.0	31.0	0.0	31.0	0.0
Customer deposits	422.0	422.0	0.0	421.9	0.1	423.1	423.1	0.0	423.1	0.0
Funding from UBS Group AG and its subsidiaries	41.2	41.7	0.0	41.7	0.0	35.6	37.3	0.0	37.3	0.0
Debt issued measured at amortized cost	91.2	93.5	0.0	92.0	1.4	107.5	109.8	0.0	105.3	4.5
Other financial liabilities measured at amortized cost[2]	7.6	7.6	0.0	7.5	0.1	38.0	38.0	0.0	38.0	0.0
1 As of 31 December 2018, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 139 billion of Loans and advances to customers and USD 15 billion of Other financial assets measured at amortized cost are expected to be recovered or settled after 12 months. As of 31 December 2017, USD 0 billion of Loans and advances to banks, USD 2 billion of Receivables from securities financing transactions, USD 137 billion of Loans and advances to customers and USD 7 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. 2 Upon adoption of IFRS 9 on 1 January 2018, prime brokerage receivables and payables were reclassified from amortized cost to fair value through profit or loss. Refer to Note 1c for more information.

The fair values included in the table above were calculated for disclosure purposes only. The valuation techniques and assumptions described below relate only to the fair value of UBS’s financial instruments not measured at fair value. Other institutions may use different methods and assumptions for their fair value estimation, and therefore such fair value disclosures cannot necessarily be compared from one financial institution to another. The following principles were applied when determining fair value estimates for financial instruments not measured at fair value:

  For financial instruments with remaining maturities greater than three months, the fair value was determined from quoted market prices, if available.
  Where quoted market prices were not available, the fair values were estimated by discounting contractual cash flows using current market interest rates or appropriate yield curves for instruments with similar credit risk and maturity. These estimates generally include adjustments for counterparty credit risk or UBS’s own credit.
  For short-term financial instruments with remaining maturities of three months or less, the carrying amount, which is net of credit loss allowances, is generally considered a reasonable estimate of fair value. The following financial instruments not measured at fair value had remaining maturities of three months or less as of 31 December 2018: 100% of cash and balances at central banks, 96% of loans and advances to banks, 89% of receivables from securities financing transactions, 100% of cash collateral receivables on derivative instruments, 48% of loans and advances to customers, 26% of other financial assets measured at amortized cost, 81% of amounts due to banks, 97% of payables from securities financing transactions, 100% of cash collateral payables on derivative instruments, 97% of customer deposits, 0% of funding from UBS Group AG and its subsidiaries, 11% of debt issued measured at amortized cost and 100% of other financial liabilities measured at amortized cost.
  The fair value estimates for repurchase and reverse repurchase agreements with variable and fixed interest rates, for all maturities, include the valuation of the interest rate component of these instruments. Credit and debit valuation adjustments have not been included in the valuation given the short-term nature of these instruments.